UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:           811-09121

JNL Variable Fund LLC

(Exact name of registrant as specified in charter)

225 West Wacker Drive, Suite 1200

Chicago, Illinois 60606

(Address of principal executive offices)

Steven J. Fredricks

Jackson National Asset Management, LLC

225 West Wacker Drive, Suite 1200

Chicago, Illinois 60606

(Name and Address of agent of service)

Registrant's telephone number, including area code: (312) 338-5800

Date of fiscal year end:	December 31

Date of reporting period:	July 1, 2008 – September 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

JNL Variable Fund LLC (unaudited)
Schedules of Investments (in thousands)
September 30, 2008

JNL/Mellon Capital Management Dow(SM) 10 Fund
COMMON STOCKS - 100.5%
CONSUMER DISCRETIONARY - 6.0%	Shares	Value
General Motors Corp. (b)	3,101	$ 29,307

FINANCIALS - 35.7%
Bank of America Corp.	1,559	54,574
Citigroup Inc. (b)	2,760	56,604
JPMorgan Chase & Co.	1,376	64,263
		175,441
HEALTH CARE - 20.6%
Merck & Co. Inc.	1,561	49,266
Pfizer Inc.	2,824	52,080
		101,346
INDUSTRIALS - 8.3%
General Electric Co.	1,601	40,814

MATERIALS - 10.4%
EI Du Pont de Nemours & Co.	1,264	50,954

TELECOMMUNICATION SERVICES - 19.5%
AT&T Inc.	1,543	43,084
FairPoint Communications Inc. (b)	35	306
Verizon Communications Inc.	1,625	52,147
		95,537

Total Common Stocks (cost $615,300)		493,399

SHORT TERM INVESTMENTS - 6.5%
Securities Lending Collateral - 6.5%
Mellon GSL DBT II Collateral Fund, 3.41% (a) (d)	32,475	31,874

Total Short Term Investments (cost $32,475)		31,874

Total Investments - 107.0% (cost $647,775)		525,273
Other Assets and Liabilities, Net - (7.0%)		(34,544)
Total Net Assets - 100%		$ 490,729

JNL/Mellon Capital Management S&P® 10 Fund
COMMON STOCKS - 100.4%
CONSUMER DISCRETIONARY - 22.3%
Nike Inc. - Class B (b)	824	$ 55,152
TJX Cos. Inc. (b)	1,695	51,721
		106,873
ENERGY - 30.7%
Hess Corp.	635	52,155

Murphy Oil Corp.	679	43,520
Smith International Inc.	873	51,163
		146,838
HEALTH CARE - 13.4%
Express Scripts Inc. (b) (c)	871	64,316

INDUSTRIALS - 26.9%
Deere & Co.	693	34,304
Fluor Corp.	795	44,300
L-3 Communications Holdings Inc.	513	50,419
		129,023
MATERIALS - 7.1%
United States Steel Corp.	439	34,096

Total Common Stocks (cost $561,437)		481,146

SHORT TERM INVESTMENTS - 3.6%
Securities Lending Collateral - 3.6%
Mellon GSL DBT II Collateral Fund, 3.41% (a) (d)	17,617	17,291

Total Short Term Investments (cost $17,617)		17,291

Total Investments - 104.0% (cost $579,054)		498,437
Other Assets and Liabilities, Net - (4.0%)		(19,263)
Total Net Assets - 100%		$ 479,174

JNL/Mellon Capital Management Global 15 Fund
COMMON STOCKS - 100.0%
CONSUMER DISCRETIONARY - 14.4%
General Motors Corp. (b)	3,477	$ 32,861
ITV Plc	52,225	39,220
Ladbrokes Plc	10,709	36,163
		108,244
ENERGY - 7.3%
PetroChina Co. Ltd.	52,776	54,786

FINANCIALS - 24.1%
BOC Hong Kong Holdings Ltd. (b)	27,374	48,939
Citigroup Inc.	3,073	63,021
RSA Insurance Group Plc	25,751	68,849
		180,809
HEALTH CARE - 7.7%
Pfizer Inc.	3,144	57,983

INDUSTRIALS - 18.8%
Cathay Pacific Airways Ltd. (b)	33,525	57,184
COSCO Pacific Ltd.	33,756	38,742
General Electric Co.	1,778	45,351

		141,277
INFORMATION TECHNOLOGY - 8.2%
Logica Plc	31,337	61,311

TELECOMMUNICATION SERVICES - 19.5%
BT Group Plc	15,247	44,203
FairPoint Communications Inc. (b)	36	312
PCCW Ltd.	104,626	43,596
Verizon Communications Inc.	1,809	58,037
		146,148

Total Common Stocks (cost $1,026,094)		750,558

SHORT TERM INVESTMENTS - 8.4%
Securities Lending Collateral - 8.4%
Mellon GSL DBT II Collateral Fund, 3.41% (a) (d)	64,533	63,339

Total Short Term Investments (cost $64,533)		63,339

Total Investments - 108.4% (cost $1,090,627)		813,897
Other Assets and Liabilities, Net - (8.4%)		(63,124)
Total Net Assets - 100%		$ 750,773

JNL/Mellon Capital Management Nasdaq® 25 Fund
COMMON STOCKS - 101.0%
CONSUMER DISCRETIONARY - 7.4%
Expedia Inc. (c)	68	$ 1,024
Liberty Global Inc. - Class A (c)	87	2,623
Wynn Resorts Ltd. (b)	28	2,259
		5,906
CONSUMER STAPLES - 5.0%
Costco Wholesale Corp.	61	3,943

HEALTH CARE - 21.2%
DENTSPLY International Inc.	37	1,380
Express Scripts Inc. (c)	55	4,069
Genzyme Corp. (c)	50	4,030
Henry Schein Inc. (b) (c)	22	1,171
Teva Pharmaceutical Industries Ltd. - ADR (b)	135	6,184
		16,834
INDUSTRIALS - 3.5%
Joy Global Inc.	26	1,178
Ryanair Holdings Plc - ADR (b) (c)	72	1,626
		2,804
INFORMATION TECHNOLOGY - 59.7%
Adobe Systems Inc. (c)	101	3,971
Autodesk Inc. (c)	56	1,879
Cisco Systems Inc. (c)	336	7,574

Citrix Systems Inc. (c)	46	1,163
eBay Inc. (c)	226	5,065
Flextronics International Ltd. (c)	202	1,428
Intel Corp.	341	6,385
Intuit Inc. (c)	81	2,549
Logitech International SA (b) (c)	44	1,030
Microsoft Corp.	255	6,814
Nvidia Corp. (c)	135	1,442
Oracle Corp. (c)	403	8,175
		47,475
MATERIALS - 2.1%
Sigma-Aldrich Corp.	31	1,651

TELECOMMUNICATION SERVICES - 2.1%
Millicom International Cellular SA	24	1,674

Total Common Stocks (cost $97,891)		80,287

SHORT TERM INVESTMENTS - 13.4%
Mutual Funds - 5.0%
JNL Money Market Fund, 2.44% (a) (d)	3,978	3,978

Securities Lending Collateral - 8.4%
Mellon GSL DBT II Collateral Fund, 3.41% (a) (d)	6,785	6,659

Total Short Term Investments (cost $10,763)		10,637

Total Investments - 114.4% (cost $108,654)		90,924
Other Assets and Liabilities, Net - (14.4%)		(11,466)
Total Net Assets - 100%		$ 79,458

JNL/Mellon Capital Management Value Line® 30 Fund
COMMON STOCKS - 100.8%
CONSUMER DISCRETIONARY - 10.6%
Apollo Group Inc. - Class A (c)	574	$ 34,044
DeVry Inc.	250	12,405
Fossil Inc. (b) (c)	305	8,603
GameStop Corp. - Class A (b) (c)	570	19,497
Global Sources Ltd. (b) (c)	464	4,674
		79,223
CONSUMER STAPLES - 2.4%
Fresh Del Monte Produce Inc. (c)	382	8,479
PepsiAmericas Inc.	441	9,131
		17,610
ENERGY - 7.3%
Core Laboratories NV (b)	103	10,386
National Oilwell Varco Inc. (c)	869	43,626
		54,012

HEALTH CARE - 10.1%
Express Scripts Inc. (c)	547	40,416
Perrigo Co. (b)	366	14,094
Waters Corp. (c)	349	20,306
		74,816
INDUSTRIALS - 30.7%
AGCO Corp. (b) (c)	325	13,861
Copart Inc. (c)	301	11,441
Deere & Co.	1,007	49,835
Flowserve Corp.	203	18,018
Fluor Corp.	614	34,180
FTI Consulting Inc. (c)	212	15,314
Jacobs Engineering Group Inc. (c)	430	23,348
McDermott International Inc. (c)	802	20,489
Robbins & Myers Inc. (b)	347	10,746
Stericycle Inc. (b) (c)	311	18,340
Valmont Industries Inc.	153	12,631
		228,203
INFORMATION TECHNOLOGY - 17.4%
Ansys Inc. (b) (c)	309	11,691
Apple Inc. (c)	480	54,506
Nokia Oyj - Class A - ADR	2,498	46,588
Western Digital Corp. (b) (c)	782	16,679
		129,464
MATERIALS - 12.9%
Owens-Illinois Inc. (c)	555	16,322
Potash Corp.	602	79,501
		95,823
TELECOMMUNICATION SERVICES - 9.4%
Telefonica SA - ADR (b)	978	69,914

Total Common Stocks (cost $1,023,232)		749,065

SHORT TERM INVESTMENTS - 5.5%
Securities Lending Collateral - 5.5%
Mellon GSL DBT II Collateral Fund, 3.41% (a) (d)	41,809	41,036

Total Short Term Investments (cost $41,809)		41,036

Total Investments - 106.3% (cost $1,065,041)		790,101
Other Assets and Liabilities, Net - (6.3%)		(46,705)
Total Net Assets - 100%		$ 743,396

JNL/Mellon Capital Management Dow(SM) Dividend Fund
COMMON STOCKS - 100.7%
CONSUMER DISCRETIONARY - 2.7%
Gannett Co. Inc. (b)	465	$ 7,868

CONSUMER STAPLES - 6.0%

Universal Corp.	355	17,428

FINANCIALS - 58.6%
Colonial BancGroup Inc. (b)	1,341	10,543
Comerica Inc. (b)	417	13,688
JPMorgan Chase & Co.	381	17,800
KeyCorp	774	9,247
Lincoln National Corp.	312	13,364
National City Corp. (b)	1,099	1,924
New York Community Bancorp Inc. (b)	1,034	17,363
People's United Financial Inc.	1,021	19,664
Popular Inc. (b)	1,715	14,218
Regions Financial Corp. (b)	768	7,369
SunTrust Banks Inc. (b)	291	13,079
Wachovia Corp. (b)	476	1,666
Washington Mutual Inc. (b)	1,275	104
Wilmington Trust Corp. (b)	516	14,883
Zenith National Insurance Corp. (b)	406	14,886
		169,798
INDUSTRIALS - 4.1%
RR Donnelley & Sons Co.	481	11,808

MATERIALS - 10.6%
MeadWestvaco Corp.	581	13,536
RPM International Inc.	896	17,320
		30,856
UTILITIES - 18.7%
DTE Energy Co. (b)	414	16,594
NiSource Inc. (b)	962	14,204
Pinnacle West Capital Corp. (b)	429	14,745
PNM Resources Inc. (b)	846	8,665
		54,208

Total Common Stocks (cost $456,946)		291,966

SHORT TERM INVESTMENTS - 28.9%
Mutual Funds - 3.5%
JNL Money Market Fund, 2.44% (a) (d)	10,126	10,126

Securities Lending Collateral - 25.4%
Mellon GSL DBT II Collateral Fund, 3.41% (a) (d)	75,046	73,658

Total Short Term Investments (cost $85,172)		83,784

Total Investments - 129.6% (cost $542,118)		375,750
Other Assets and Liabilities, Net - (29.6%)		(85,912)
Total Net Assets - 100%		$ 289,838

JNL/Mellon Capital Management S&P® 24 Fund

COMMON STOCKS - 98.0%
CONSUMER DISCRETIONARY - 14.1%
Apollo Group Inc. - Class A (c)	25	$ 1,470
Nike Inc. - Class B	27	1,812
Polo Ralph Lauren Corp. (b)	28	1,875
		5,157
CONSUMER STAPLES - 13.5%
Clorox Co.	27	1,672
Kimberly-Clark Corp.	25	1,627
PepsiCo Inc.	23	1,633
		4,932
ENERGY - 10.7%
ENSCO International Inc.	29	1,681
Halliburton Co.	46	1,486
Valero Energy Corp.	25	753
		3,920
FINANCIALS - 12.8%
Aon Corp.	36	1,640
Chubb Corp.	32	1,748
Janus Capital Group Inc.	53	1,286
		4,674
HEALTH CARE - 13.9%
Applied Biosystems Inc.	51	1,756
Express Scripts Inc. (c)	24	1,759
Medco Health Solutions Inc. (c)	34	1,544
		5,059
INDUSTRIALS - 10.0%
Emerson Electric Co.	31	1,251
Ingersoll-Rand Co. Ltd. - Class A	37	1,168
Parker Hannifin Corp.	23	1,223
		3,642
INFORMATION TECHNOLOGY - 11.5%

Google Inc. - Class A (c)	3	1,002
International Business Machines Corp.	16	1,880
National Semiconductor Corp.	77	1,322
		4,204
UTILITIES - 11.5%
Exelon Corp.	21	1,333
FirstEnergy Corp.	24	1,611
PPL Corp.	33	1,236
		4,180

Total Common Stocks (cost $39,451)		35,768

SHORT TERM INVESTMENTS - 5.1%
Mutual Funds - 1.8%
JNL Money Market Fund, 2.44% (a) (d)	645	645

Securities Lending Collateral - 3.3%
Mellon GSL DBT II Collateral Fund, 3.41% (a) (d)	1,228	1,205

Total Short Term Investments (cost $1,873)		1,850

Total Investments - 103.1% (cost $41,324)		37,618
Other Assets and Liabilities, Net - (3.1%)		(1,115)
Total Net Assets - 100%		$ 36,503

JNL/Mellon Capital Management 25 Fund
COMMON STOCKS - 100.7%
CONSUMER DISCRETIONARY - 27.1%
DR Horton Inc. (b)	1,382	$ 17,997
KB Home (b)	880	17,317
Lennar Corp. (b)	1,157	17,582
Limited Brands Inc.	1,269	21,971
Mattel Inc.	1,090	19,663
Newell Rubbermaid Inc.	952	16,427
Shaw Communications Inc. (b)	1,193	24,257
		135,214
CONSUMER STAPLES - 21.1%
ConAgra Foods Inc. (b)	909	17,684
HJ Heinz Co.	462	23,062
Kimberly-Clark Corp.	336	21,801
Kraft Foods Inc. - Class A	700	22,912
Sara Lee Corp. (b)	1,551	19,595
		105,054
ENERGY - 8.1%
Enbridge Inc.	527	20,077
TransCanada Corp.	563	20,348
		40,425
HEALTH CARE - 3.7%
Eli Lilly & Co.	420	18,503

INDUSTRIALS - 11.5%
Avery Dennison Corp. (b)	440	19,585
RR Donnelley & Sons Co.	718	17,621
Waste Management Inc.	646	20,355
		57,561
MATERIALS - 29.2%
Bemis Co. Inc.	853	22,282
International Paper Co. (b)	798	20,885
MeadWestvaco Corp.	797	18,582
PPG Industries Inc.	358	20,905
RPM International Inc.	1,036	20,032
Sonoco Products Co.	758	22,486
Weyerhaeuser Co.	334	20,203
		145,375

Total Common Stocks (cost $569,773)		502,132

SHORT TERM INVESTMENTS - 17.4%
Securities Lending Collateral - 17.4%
Mellon GSL DBT II Collateral Fund, 3.41% (a) (d)	88,255	86,622

Total Short Term Investments (cost $88,255)		86,622

Total Investments - 118.1% (cost $658,028)		588,754
Other Assets and Liabilities, Net - (18.1%)		(90,184)
Total Net Assets - 100%		$ 498,570

JNL/Mellon Capital Management Select Small-Cap Fund
COMMON STOCKS - 100.8%
CONSUMER DISCRETIONARY - 9.0%
Amerigon Inc. (b) (c)	128	$ 844
Blue Nile Inc. (b) (c)	91	3,914
Buckle Inc. (b)	172	9,545
Deckers Outdoor Corp. (b) (c)	75	7,785
Global Sources Ltd. (b) (c)	272	2,737
iRobot Corp. (b) (c)	143	2,114
Matthews International Corp. - Class A (b)	180	9,138
True Religion Apparel Inc. (b) (c)	135	3,497
		39,574
CONSUMER STAPLES - 4.3%
Boston Beer Co. Inc. - Class A (c)	55	2,630
Chattem Inc. (b) (c)	110	8,633
Green Mountain Coffee Roasters Inc. (b) (c)	137	5,390
PriceSmart Inc. (b)	132	2,202
		18,855
ENERGY - 16.4%
Arena Resources Inc. (c)	203	7,900
Atlas America Inc.	233	7,961
Bristow Group Inc. (b) (c)	139	4,695
Callon Petroleum Co. (b) (c)	119	2,151
Carrizo Oil & Gas Inc. (c)	161	5,853
Dawson Geophysical Co. (c)	44	2,056
Golar LNG Ltd. (b)	379	5,037
Gulfmark Offshore Inc. (b) (c)	133	5,947
Hornbeck Offshore Services Inc. (b) (c)	149	5,773
NATCO Group Inc. (b) (c)	108	4,359
Petroleum Development Corp. (b) (c)	86	3,806
PetroQuest Energy Inc. (b) (c)	288	4,422
Pioneer Drilling Co. (b) (c)	285	3,797
Stone Energy Corp. (c)	-	-
Tsakos Energy Navigation Ltd.	220	6,534
TXCO Resources Inc. (b) (c)	204	2,048
		72,339
FINANCIALS - 3.3%
Community Bank System Inc. (b)	171	4,296
Dime Community Bancshares Inc.	195	2,973
First Merchants Corp. (b)	107	2,442

GAMCO Investors Inc. (b)	47	2,760
Oppenheimer Holdings Inc.	79	1,962
		14,433
HEALTH CARE - 14.5%
Amedisys Inc. (b) (c)	153	7,446
Haemonetics Corp. (b) (c)	147	9,046
HMS Holdings Corp. (c)	144	3,455
Kendle International Inc. (b) (c)	85	3,805
Martek Biosciences Corp. (b)	190	5,984
Meridian Bioscience Inc. (b)	230	6,692
Merit Medical Systems Inc. (c)	159	2,985
Parexel International Corp. (b) (c)	324	9,289
Phase Forward Inc. (c)	247	5,165
Quidel Corp. (b) (c)	189	3,102
XenoPort Inc. (b) (c)	145	7,040
		64,009
INDUSTRIALS - 28.2%
American Ecology Corp. (b)	105	2,912
Ampco-Pittsburgh Corp.	60	1,550
Applied Industrial Technology Inc. (b)	247	6,645
Badger Meter Inc. (b)	83	3,911
CIRCOR International Inc. (b)	97	4,194
Clean Harbors Inc. (c)	118	7,945
Columbus Mckinnon Corp. (c)	109	2,563
Cubic Corp.	155	3,802
Dynamic Materials Corp.	74	1,713
EnerSys (c)	282	5,560
Esterline Technologies Corp. (b) (c)	169	6,696
Excel Maritime Carriers Ltd. (b)	116	1,749
Exponent Inc. (c)	84	2,769
Genesee & Wyoming Inc. - Class A (b) (c)	182	6,811
Geo Group Inc. (c)	295	5,963
GeoEye Inc. (c)	108	2,384
GrafTech International Ltd. (b) (c)	591	8,937
Heico Corp. (b)	62	2,020
Hurco Cos. Inc. (b) (c)	37	1,098
InnerWorkings Inc. (b) (c)	277	3,069
Kaman Corp. - Class A	145	4,118
KHD Humboldt Wedag International Ltd. (c)	175	3,349
Navios Maritime Holdings Inc. (b)	616	3,146
Orbital Sciences Corp. (c)	336	8,062
Rush Enterprises Inc. - Class A (b) (c)	150	1,916
Sun Hydraulics Corp. (b)	95	2,469
Team Inc. (c)	106	3,821
Teledyne Technologies Inc. (c)	203	11,628
Tennant Co. (b)	107	3,669
		124,469
INFORMATION TECHNOLOGY - 17.5%
Advent Software Inc. (b) (c)	153	5,391
AsiaInfo Holdings Inc. (c)	258	2,372

Bankrate Inc. (b) (c)	109	4,222
Checkpoint Systems Inc. (c)	231	4,348
DG FastChannel Inc. (b) (c)	102	2,245
EMS Technologies Inc. (c)	91	2,022
EPIQ Systems Inc. (b) (c)	206	2,796
FARO Technologies Inc. (c)	97	1,983
Informatica Corp. (c)	509	6,615
Mantech International Corp. - Class A (c)	117	6,909
Omnivision Technologies Inc. (b) (c)	318	3,625
Open Text Corp. (b) (c)	293	10,139
Pericom Semiconductor Corp. (c)	153	1,605
Plexus Corp. (b) (c)	267	5,536
Power Integrations Inc. (c)	175	4,214
Rofin-Sinar Technologies Inc. (b) (c)	172	5,250
ScanSource Inc. (b) (c)	151	4,335
Vocus Inc. (b) (c)	102	3,468
		77,075
MATERIALS - 5.0%
Arch Chemicals Inc. (b)	144	5,080
Grief Inc.	137	9,009
Hecla Mining Co. (b) (c)	715	3,346
Olympic Steel Inc.	63	1,860
Stepan Co. (b)	53	2,913
		22,208
TELECOMMUNICATION SERVICES - 2.6%
Premiere Global Services Inc. (c)	358	5,033
Syniverse Holdings Inc. (c)	394	6,546
		11,579

Total Common Stocks (cost $504,595)		444,541

SHORT TERM INVESTMENTS - 22.7%
Mutual Funds - 0.0%
JNL Money Market Fund, 2.44% (a) (d)	10	10

Securities Lending Collateral - 22.7%
Mellon GSL DBT II Collateral Fund, 3.41% (a) (d)	102,325	100,432

Total Short Term Investments (cost $102,335)		100,442

Total Investments - 123.5% (cost $606,930)		544,983
Other Assets and Liabilities, Net - (23.5%)		(103,848)
Total Net Assets - 100%		$ 441,135

JNL/Mellon Capital Management JNL 5 Fund
COMMON STOCKS - 100.4%
CONSUMER DISCRETIONARY - 19.9%
ATC Technology Corp. (b) (c)	233	$ 5,538
Carnival Corp. (b)	999	35,300

Foot Locker Inc. (b)	3,253	52,569
General Motors Corp. (b)	7,410	70,028
GKN Plc	13,139	46,669
H&R Block Inc. (b)	2,385	53,771
Home Depot Inc.	6,849	177,330
Ladbrokes Plc	11,458	38,695
Lennar Corp. (b)	2,472	37,543
Limited Brands Inc. (b)	2,348	40,667
Mattel Inc.	2,318	41,810
Newell Rubbermaid Inc. (b)	1,708	29,478
Pre-Paid Legal Services Inc. (b) (c)	140	5,778
Shaw Communications Inc. (b)	1,870	38,018
Stewart Enterprises Inc. - Class A (b)	998	7,848
True Religion Apparel Inc. (b) (c)	252	6,512
Universal Electronics Inc. (b) (c)	154	3,839
VF Corp. (b)	647	50,039
Warnaco Group Inc. (b) (c)	485	21,957
WMS Industries Inc. (b) (c)	542	16,563
Yue Yuen Industrial Holdings Ltd. (b)	20,648	56,402
		836,354
CONSUMER STAPLES - 7.9%
Altria Group Inc.	1,465	29,059
Chattem Inc. (b) (c)	201	15,732
ConAgra Foods Inc.	1,858	36,153
Hershey Co. (b)	1,120	44,299
HJ Heinz Co.	944	47,098
Kimberly-Clark Corp.	636	41,237
Kraft Foods Inc. - Class A	1,352	44,271
Philip Morris International Inc.	1,465	70,487
SunOpta Inc. (b) (c)	733	4,516
		332,852
ENERGY - 11.0%
Atlas America Inc. (b)	423	14,437
Bristow Group Inc. (b) (c)	250	8,444
Enbridge Inc.	1,095	41,711
Golar LNG Ltd. (b)	690	9,166
Gulfport Energy Corp. (b) (c)	447	4,496
Hess Corp.	1,096	89,933
Matrix Service Co. (b) (c)	281	5,359
Murphy Oil Corp.	1,306	83,742
NATCO Group Inc. (b) (c)	194	7,792
OYO Geospace Corp. (b) (c)	62	2,441
Petroleum Development Corp. (b) (c)	157	6,983
Smith International Inc.	1,500	87,936
Spectra Energy Corp. (b)	1,715	40,807
Tesco Corp. (c)	388	8,117
TransCanada Corp. (b)	1,078	38,981
Tsakos Energy Navigation Ltd.	408	12,107
		462,452
FINANCIALS - 9.4%

BOC Hong Kong Holdings Ltd.	26,260	46,947
Citigroup Inc.	6,266	128,522
Forestar Real Estate Group Inc. (b) (c)	433	6,388
GAMCO Investors Inc. (b)	300	17,794
Guaranty Financial Group Inc. (b) (c)	435	1,720
JPMorgan Chase & Co.	2,535	118,403
Navigators Group Inc. (b) (c)	177	10,287
RSA Insurance Group Plc	24,987	66,806
		396,867
HEALTH CARE - 13.0%
Air Methods Corp. (b) (c)	127	3,602
Amedisys Inc. (b) (c)	280	13,605
Bruker Corp. (b) (c)	1,126	15,015
Chemed Corp. (b)	258	10,575
Dionex Corp. (b) (c)	201	12,798
Eli Lilly & Co.	829	36,521
Express Scripts Inc. (b) (c)	1,519	112,150
Haemonetics Corp. (b) (c)	272	16,764
Kendle International Inc. (b) (c)	154	6,889
Medco Health Solutions Inc. (c)	2,184	98,286
Omnicell Inc. (b) (c)	364	4,783
Owens & Minor Inc. (b)	431	20,888
Pfizer Inc.	8,117	149,674
Phase Forward Inc. (b) (c)	446	9,322
Quidel Corp. (b) (c)	345	5,656
RehabCare Group Inc. (b) (c)	185	3,352
Res-Care Inc. (b) (c)	308	5,580
Sun Healthcare Group Inc. (b) (c)	455	6,666
SurModics Inc. (b) (c)	197	6,211
Universal American Corp. (b) (c)	799	9,744
		548,081
INDUSTRIALS - 12.9%
AAR Corp. (b) (c)	397	6,588
Avery Dennison Corp. (b)	835	37,139
Badger Meter Inc. (b)	156	7,325
Barnes Group Inc. (b)	576	11,650
CBIZ Inc. (b) (c)	685	5,799
Citic Pacific Ltd.	13,278	38,813
Columbus Mckinnon Corp. (b) (c)	200	4,710
Cubic Corp. (b)	281	6,912
Deere & Co.	1,190	58,894
Deluxe Corp.	561	8,076
Ducommun Inc.	110	2,638
DynCorp International Inc. (b) (c)	613	10,280
EnerSys (b) (c)	505	9,944
General Electric Co.	4,985	127,126
Geo Group Inc. (b) (c)	537	10,845
Heico Corp. (b)	242	7,939
Kaman Corp. - Class A (b)	260	7,396
Kaydon Corp. (b)	294	13,232

KHD Humboldt Wedag International Ltd. (c)	326	6,250
Layne Christensen Co. (b) (c)	208	7,378
Middleby Corp. (b) (c)	176	9,564
Orbital Sciences Corp. (b) (c)	631	15,135
Perini Corp. (b) (c)	290	7,466
Pinnacle Airlines Corp. (b) (c)	216	859
Pitney Bowes Inc. (b)	1,161	38,624
RBC Bearings Inc. (b) (c)	228	7,665
Robbins & Myers Inc. (b)	364	11,272
Rush Enterprises Inc. - Class A (b) (c)	399	5,108
Tennant Co. (b)	201	6,887
Textron Inc.	1,555	45,517
Triumph Group Inc.	180	8,237
		545,268
INFORMATION TECHNOLOGY - 6.3%
Actuate Corp. (b) (c)	643	2,250
Advent Software Inc. (b) (c)	277	9,758
AsiaInfo Holdings Inc. (c)	474	4,347
Atheros Communications Inc. (b) (c)	603	14,230
Comtech Telecommunications Corp. (b) (c)	253	12,472
CyberSource Corp. (b) (c)	719	11,578
EMS Technologies Inc. (b) (c)	163	3,636
EPIQ Systems Inc. (b) (c)	372	5,057
Harmonic Inc. (b) (c)	981	8,292
Hittite Microwave Corp. (b) (c)	326	10,963
Informatica Corp. (b) (c)	931	12,091
Interactive Intelligence Inc. (c)	186	1,677
Logica Plc (b)	31,477	61,585
Methode Electronics Inc. (b)	400	3,580
NetLogic Microsystems Inc. (b) (c)	229	6,912
NetScout Systems Inc. (c)	407	4,327
Open Text Corp. (b) (c)	535	18,514
Pericom Semiconductor Corp. (c)	273	2,870
Power Integrations Inc. (b) (c)	317	7,631
Radiant Systems Inc. (c)	336	2,917
Rofin-Sinar Technologies Inc. (b) (c)	325	9,962
Standard Microsystems Corp. (b) (c)	244	6,090
Stratasys Inc. (b) (c)	221	3,868
Synaptics Inc. (b) (c)	419	12,672
Syntel Inc. (b)	436	10,682
TheStreet.com Inc. (b)	317	1,901
TriQuint Semiconductor Inc. (b) (c)	1,491	7,144
Ultimate Software Group Inc. (b) (c)	261	7,035
		264,041
MATERIALS - 9.3%
Bemis Co. Inc. (b)	1,611	42,229
Compass Minerals International Inc. (b)	346	18,103
EI Du Pont de Nemours & Co. (b)	2,518	101,456
International Paper Co. (b)	1,370	35,870
Kaiser Aluminum Corp.	218	9,384

Olympic Steel Inc. (b)	110	3,257
Schnitzer Steel Industries Inc. - Class A (b)	307	12,049
Sonoco Products Co.	1,352	40,114
Taseko Mines Ltd. (b) (c)	1,479	2,809
Temple-Inland Inc. (b)	1,301	19,861
United States Steel Corp.	913	70,847
Weyerhaeuser Co. (b)	599	36,288
		392,267
TELECOMMUNICATION SERVICES - 6.1%
AT&T Inc.	2,662	74,327
BT Group Plc	13,583	39,377
FairPoint Communications Inc. (b)	48	413
PCCW Ltd.	124,027	51,680
Premiere Global Services Inc. (b) (c)	654	9,194
Verizon Communications Inc.	2,534	81,302
		256,293
UTILITIES - 4.6%
Cheung Kong Infrastructure Holdings Ltd. (b)	19,790	92,094
Constellation Energy Group Inc.	1,086	26,390
Public Service Enterprise Group Inc.	2,258	74,043
		192,527

Total Common Stocks (cost $5,497,716)		4,227,002

SHORT TERM INVESTMENTS - 15.4%
Securities Lending Collateral - 15.4%
Mellon GSL DBT II Collateral Fund, 3.41% (a) (d)	659,710	647,506

Total Short Term Investments (cost $659,710)		647,506

Total Investments - 115.8% (cost $6,157,426)		4,874,508
Other Assets and Liabilities, Net - (15.8%)		(666,579)
Total Net Assets - 100%		$ 4,207,929

JNL/Mellon Capital Management VIP Fund
COMMON STOCKS - 100.3%
CONSUMER DISCRETIONARY - 10.7%
Apollo Group Inc. - Class A (b) (c)	77	$ 4,566
ATC Technology Corp. (b) (c)	16	370
DeVry Inc.	14	717
Expedia Inc. (c)	39	588
Fossil Inc. (c)	18	513
GameStop Corp. - Class A (b) (c)	32	1,091
Global Sources Ltd. (b) (c)	26	266
Liberty Global Inc. - Class A (b) (c)	49	1,492
Nike Inc. - Class B	48	3,231
Polo Ralph Lauren Corp. (b)	50	3,319
Pre-Paid Legal Services Inc. (b) (c)	9	379
Stewart Enterprises Inc. - Class A (b)	67	525

True Religion Apparel Inc. (b) (c)	17	432
Universal Electronics Inc. (c)	10	260
Walt Disney Co.	462	14,170
Warnaco Group Inc. (b) (c)	33	1,480
WMS Industries Inc. (b) (c)	36	1,096
Wynn Resorts Ltd. (b)	16	1,283
		35,778
CONSUMER STAPLES - 4.5%
Chattem Inc. (b) (c)	13	1,037
Clorox Co.	48	2,982
Costco Wholesale Corp.	60	3,868
Fresh Del Monte Produce Inc. (c)	22	487
Kimberly-Clark Corp.	44	2,882
PepsiAmericas Inc.	26	537
PepsiCo Inc.	40	2,883
SunOpta Inc. (c)	45	278
		14,954
ENERGY - 6.6%
Atlas America Inc.	28	965
Bristow Group Inc. (b) (c)	17	579
Core Laboratories NV	6	594
ENI SpA (b)	102	2,701
ENSCO International Inc.	52	2,972
Golar LNG Ltd. (b)	46	610
Gulfport Energy Corp. (c)	30	303
Halliburton Co.	81	2,635
Matrix Service Co. (c)	19	356
NATCO Group Inc. (c)	13	527
National Oilwell Varco Inc. (c)	70	3,532
OYO Geospace Corp. (b) (c)	4	149
Petroleum Development Corp. (b) (c)	11	469
Statoil ASA	120	2,845
Tesco Corp. (c)	26	544
Tsakos Energy Navigation Ltd.	27	799
Valero Energy Corp.	44	1,347
		21,927
FINANCIALS - 9.4%
Aon Corp.	65	2,919
Aviva Plc	279	2,426
Barclays Plc	371	2,203
Chubb Corp.	56	3,100
Credit Agricole SA (b)	110	2,123
Deutsche Bank AG	29	2,054
Fortis	140	864
GAMCO Investors Inc. (b)	20	1,202
HBOS Plc	256	582
HSBC Holdings Plc	223	3,602
ING Groep NV	95	2,042
Janus Capital Group Inc. (b)	94	2,293
Lloyds TSB Group Plc	396	1,590

Navigators Group Inc. (c)	12	691
Royal Bank of Scotland Group Plc	434	1,399
Societe Generale - Class A	26	2,324
		31,414
HEALTH CARE - 10.9%
Air Methods Corp. (b) (c)	8	234
Amedisys Inc. (b) (c)	19	909
Applied Biosystems Inc.	92	3,138
Bruker Corp. (b) (c)	76	1,007
Chemed Corp. (b)	17	705
DENTSPLY International Inc.	21	781
Dionex Corp. (c)	13	842
Express Scripts Inc. (c)	127	9,342
Genzyme Corp. (c)	37	2,957
Haemonetics Corp. (c)	18	1,111
Henry Schein Inc. (b) (c)	12	659
Kendle International Inc. (b) (c)	10	467
Medco Health Solutions Inc. (c)	60	2,721
Omnicell Inc. (b) (c)	25	332
Owens & Minor Inc. (b)	29	1,398
Perrigo Co. (b)	21	816
Phase Forward Inc. (c)	30	624
Quidel Corp. (b) (c)	23	384
RehabCare Group Inc. (c)	12	226
Res-Care Inc. (b) (c)	20	365
Sun Healthcare Group Inc. (b) (c)	31	448
SurModics Inc. (b) (c)	13	403
Teva Pharmaceutical Industries Ltd. - ADR (b)	111	5,083
Universal American Corp. (b) (c)	52	639
Waters Corp. (c)	20	1,148
		36,739
INDUSTRIALS - 13.5%
AAR Corp. (b) (c)	26	437
AGCO Corp. (b) (c)	18	768
Badger Meter Inc. (b)	10	481
Barnes Group Inc. (b)	38	767
CBIZ Inc. (b) (c)	48	404
Columbus Mckinnon Corp. (b) (c)	13	315
Copart Inc. (b) (c)	18	670
Cubic Corp. (b)	19	471
Deere & Co.	80	3,966
Deluxe Corp.	38	542
Ducommun Inc.	7	177
DynCorp International Inc. (b) (c)	40	676
Emerson Electric Co.	55	2,229
EnerSys (c)	34	661
Flowserve Corp.	11	997
Fluor Corp.	35	1,944
FTI Consulting Inc. (b) (c)	12	881
Geo Group Inc. (b) (c)	36	724

Heico Corp. (b)	16	520
Honeywell International Inc.	242	10,050
Ingersoll-Rand Co. Ltd. - Class A	66	2,072
Jacobs Engineering Group Inc. (c)	24	1,292
Joy Global Inc.	15	674
Kaman Corp. - Class A (b)	18	504
Kaydon Corp. (b)	19	878
KHD Humboldt Wedag International Ltd. (c)	21	408
Layne Christensen Co. (b) (c)	14	482
McDermott International Inc. (c)	44	1,121
Middleby Corp. (b) (c)	12	646
Orbital Sciences Corp. (c)	42	997
Parker Hannifin Corp.	41	2,167
Perini Corp. (b) (c)	20	506
Pinnacle Airlines Corp. (b) (c)	15	58
RBC Bearings Inc. (b) (c)	15	506
Robbins & Myers Inc.	44	1,350
Rush Enterprises Inc. - Class A (b) (c)	26	339
Ryanair Holdings Plc - ADR (b) (c)	41	914
Stericycle Inc. (b) (c)	17	991
Tennant Co. (b)	13	455
Triumph Group Inc. (b)	12	560
Valmont Industries Inc.	9	708
		45,308
INFORMATION TECHNOLOGY - 32.2%
Actuate Corp. (b) (c)	43	152
Adobe Systems Inc. (c)	78	3,089
Advent Software Inc. (b) (c)	19	668
Ansys Inc. (c)	18	685
Apple Inc. (c)	38	4,274
AsiaInfo Holdings Inc. (c)	31	284
Atheros Communications Inc. (b) (c)	40	939
Autodesk Inc. (c)	32	1,070
Cisco Systems Inc. (c)	276	6,218
Citrix Systems Inc. (c)	26	662
Comtech Telecommunications Corp. (c)	17	828
CyberSource Corp. (b) (c)	48	776
eBay Inc. (c)	186	4,159
EMS Technologies Inc. (c)	11	245
EPIQ Systems Inc. (b) (c)	25	341
Flextronics International Ltd. (c)	115	814
Google Inc. - Class A (c)	4	1,795
Harmonic Inc. (c)	65	552
Hewlett-Packard Co.	295	13,642
Hittite Microwave Corp. (b) (c)	22	741
Informatica Corp. (c)	62	804
Intel Corp.	280	5,239
Interactive Intelligence Inc. (c)	13	113
International Business Machines Corp.	167	19,497
Intuit Inc. (c)	45	1,430

Logitech International SA (b) (c)	25	592
Methode Electronics Inc.	27	242
Microsoft Corp.	628	16,749
National Semiconductor Corp. (b)	136	2,348
NetLogic Microsystems Inc. (b) (c)	15	457
NetScout Systems Inc. (c)	27	291
Nokia Oyj - Class A - ADR	194	3,625
Nvidia Corp. (c)	77	822
Open Text Corp. (b) (c)	36	1,258
Oracle Corp. (c)	330	6,706
Pericom Semiconductor Corp. (c)	18	192
Power Integrations Inc. (b) (c)	21	499
Radiant Systems Inc. (c)	23	197
Rofin-Sinar Technologies Inc. (c)	22	677
Standard Microsystems Corp. (b) (c)	16	409
Stratasys Inc. (b) (c)	15	253
Synaptics Inc. (b) (c)	28	860
Syntel Inc. (b)	30	730
TheStreet.com Inc. (b)	21	127
TriQuint Semiconductor Inc. (c)	99	472
Ultimate Software Group Inc. (b) (c)	17	465
Western Digital Corp. (c)	43	919
		107,907
MATERIALS - 4.0%
Compass Minerals International Inc.	23	1,201
Kaiser Aluminum Corp.	15	626
Norsk Hydro ASA	261	1,767
Olympic Steel Inc. (b)	8	221
Owens-Illinois Inc. (c)	31	903
Potash Corp.	52	6,848
Schnitzer Steel Industries Inc. - Class A (b)	20	784
Sigma-Aldrich Corp. (b)	18	945
Taseko Mines Ltd. (c)	99	189
		13,484
TELECOMMUNICATION SERVICES - 5.5%
BT Group Plc	685	1,985
Deutsche Telekom AG	169	2,566
France Telecom SA (b)	104	2,917
Millicom International Cellular SA	14	960
Premiere Global Services Inc. (c)	44	615
Telecom Italia SpA	1,189	1,770
Telefonica SA - ADR	77	5,470
TeliaSonera AB	397	2,254
		18,537
UTILITIES - 3.0%
Enel SpA	314	2,617
Exelon Corp.	38	2,381
FirstEnergy Corp.	43	2,875
PPL Corp.	59	2,187
		10,060

Total Common Stocks (cost $423,206)		336,108

SHORT TERM INVESTMENTS - 13.6%
Mutual Funds - 0.0%
JNL Money Market Fund, 2.44% (a) (d)	143	143

Securities Lending Collateral - 13.6%
Mellon GSL DBT II Collateral Fund, 3.41% (a) (d)	46,286	45,430

Total Short Term Investments (cost $46,429)		45,573

Total Investments - 113.9% (cost $469,635)		381,681
Other Assets and Liabilities, Net - (13.9%)		(46,621)
Total Net Assets - 100%		$ 335,060

JNL/Mellon Capital Management JNL Optimized 5 Fund
COMMON STOCKS - 100.0%
CONSUMER DISCRETIONARY - 13.6%
Apollo Group Inc. - Class A (b) (c)	65	$ 3,867
Carnival Corp. (b)	64	2,279
DeVry Inc.	29	1,428
Expedia Inc. (c)	75	1,139
Foot Locker Inc.	209	3,380
Fossil Inc. (b) (c)	34	960
GameStop Corp. - Class A (c)	64	2,180
General Motors Corp. (b)	222	2,093
GKN Plc	985	3,498
Global Sources Ltd. (c)	52	525
H&R Block Inc.	153	3,443
Home Depot Inc.	205	5,311
Ladbrokes Plc	858	2,896
Lennar Corp. (b)	158	2,402
Liberty Global Inc. - Class A (b) (c)	98	2,959
Limited Brands Inc.	150	2,601
Mattel Inc.	149	2,691
Newell Rubbermaid Inc.	109	1,879
Shaw Communications Inc. (b)	121	2,460
VF Corp.	42	3,222
Wynn Resorts Ltd. (b)	32	2,597
Yue Yuen Industrial Holdings Ltd.	1,540	4,208
		58,018
CONSUMER STAPLES - 5.5%
ConAgra Foods Inc.	120	2,343
Costco Wholesale Corp.	119	7,718
Fresh Del Monte Produce Inc. (c)	45	991
Hershey Co. (b)	72	2,853
HJ Heinz Co.	61	3,044
Kimberly-Clark Corp.	41	2,669
Kraft Foods Inc. - Class A	87	2,850
PepsiAmericas Inc.	52	1,074
		23,542
ENERGY - 6.2%
Core Laboratories NV (b)	12	1,212
Enbridge Inc.	71	2,699
ENI SpA	195	5,157
National Oilwell Varco Inc. (c)	140	7,037
Spectra Energy Corp.	110	2,620
Statoil ASA	229	5,445
TransCanada Corp.	70	2,521
		26,691
FINANCIALS - 12.5%
Aviva Plc	532	4,623
Barclays Plc	709	4,212
BOC Hong Kong Holdings Ltd.	1,973	3,528
Citigroup Inc.	188	3,849
Credit Agricole SA	211	4,062

Deutsche Bank AG	55	3,901
Forestar Real Estate Group Inc. (c)	27	405
Fortis	270	1,667
Guaranty Financial Group Inc. (b) (c)	31	123
HBOS Plc	492	1,117
HSBC Holdings Plc	426	6,899
ING Groep NV	182	3,903
Lloyds TSB Group Plc	756	3,038
Royal Bank of Scotland Group Plc	815	2,629
RSA Insurance Group Plc	1,876	5,015
Societe Generale - Class A	49	4,420
		53,391
HEALTH CARE - 9.8%
DENTSPLY International Inc.	41	1,538
Eli Lilly & Co.	54	2,362
Express Scripts Inc. (c)	168	12,384
Genzyme Corp. (c)	72	5,860
Henry Schein Inc. (c)	25	1,330
Perrigo Co. (b)	42	1,601
Pfizer Inc.	244	4,495
Teva Pharmaceutical Industries Ltd. - ADR (b)	221	10,129
Waters Corp. (c)	40	2,308
		42,007
INDUSTRIALS - 9.9%
AGCO Corp. (c)	35	1,507
Avery Dennison Corp. (b)	54	2,388
Citic Pacific Ltd.	994	2,905
Copart Inc. (c)	35	1,347
Deere & Co.	159	7,888
Flowserve Corp.	23	2,027
Fluor Corp.	69	3,831
FTI Consulting Inc. (b) (c)	25	1,777
General Electric Co.	149	3,808
Jacobs Engineering Group Inc. (c)	48	2,584
Joy Global Inc.	29	1,324
McDermott International Inc. (c)	89	2,262
Pitney Bowes Inc.	75	2,499
Robbins & Myers Inc.	39	1,204
Ryanair Holdings Plc - ADR (b) (c)	82	1,830
Stericycle Inc. (b) (c)	34	2,011
Valmont Industries Inc.	17	1,389
		42,581
INFORMATION TECHNOLOGY - 22.5%
Adobe Systems Inc. (c)	157	6,180
Ansys Inc. (c)	36	1,373
Apple Inc. (c)	75	8,504
Autodesk Inc. (c)	63	2,097
Cisco Systems Inc. (c)	550	12,401
Citrix Systems Inc. (c)	51	1,295
eBay Inc. (c)	370	8,275

Flextronics International Ltd. (c)	229	1,625
Intel Corp.	558	10,449
Intuit Inc. (c)	91	2,863
Logica Plc	2,363	4,623
Logitech International SA (b) (c)	51	1,179
Microsoft Corp.	417	11,143
Nokia Oyj - Class A - ADR	386	7,206
Nvidia Corp. (c)	152	1,633
Oracle Corp. (c)	659	13,375
Western Digital Corp. (c)	87	1,860
		96,081
MATERIALS - 7.5%
Bemis Co. Inc.	104	2,735
International Paper Co. (b)	88	2,314
Norsk Hydro ASA	498	3,369
Owens-Illinois Inc. (c)	63	1,838
Potash Corp.	103	13,603
Sigma-Aldrich Corp.	35	1,858
Sonoco Products Co.	87	2,582
Temple-Inland Inc. (b)	85	1,296
Weyerhaeuser Co.	39	2,353
		31,948
TELECOMMUNICATION SERVICES - 9.7%
BT Group Plc	2,072	6,006
BT Group Plc - ADR	22	644
Deutsche Telekom AG	324	4,920
France Telecom SA	198	5,546
Millicom International Cellular SA	27	1,866
PCCW Ltd.	9,423	3,926
Telecom Italia SpA	2,285	3,401
Telefonica SA - ADR	152	10,886
TeliaSonera AB	761	4,322
		41,517
UTILITIES - 2.8%
Cheung Kong Infrastructure Holdings Ltd.	1,483	6,902
Enel SpA	599	4,997
		11,899

Total Common Stocks (cost $566,367)		427,675

SHORT TERM INVESTMENTS - 7.8%
Mutual Funds - 0.0%
JNL Money Market Fund, 2.44% (a) (d)	11	11

Securities Lending Collateral - 7.8%
Mellon GSL DBT II Collateral Fund, 3.41% (a) (d)	34,103	33,472

Total Short Term Investments (cost $34,114)		33,483

Total Investments - 107.8% (cost $600,481)		461,158

Other Assets and Liabilities, Net - (7.8%)		(33,397)
Total Net Assets - 100%		$ 427,761

JNL/Mellon Capital Management S&P® SMid 60 Fund
COMMON STOCKS - 99.9%
CONSUMER DISCRETIONARY - 7.9%
AH Belo Corp. - Class A (b)	18	$ 92
Belo Corp.	87	520
Fred's Inc. (b)	78	1,112
Superior Industries International Inc. (b)	41	795
Toll Brothers Inc. (b) (c)	75	1,896
		4,415
CONSUMER STAPLES - 4.1%
JM Smucker Co.	29	1,485
Smithfield Foods Inc. (b) (c)	52	834
		2,319
ENERGY - 2.1%
Overseas Shipholding Group Inc. (b)	20	1,182

FINANCIALS - 34.6%
Associated Bancorp (b)	56	1,109
Bank Mutual Corp.	71	808
BioMed Realty Trust Inc.	33	860
Boston Private Financial Holdings Inc. (b)	28	240
Brookline Bancorp Inc. (b)	74	948
Cathay General Bancorp (b)	57	1,354
Community Bank System Inc. (b)	38	953
DiamondRock Hospitality Co.	51	463
Everest Re Group Ltd.	15	1,296
First Commonwealth Financial Corp. (b)	71	952
First Niagara Financial Group Inc. (b)	125	1,972
Hanover Insurance Group Inc.	33	1,497
Infinity Property & Casualty Corp.	21	868
Mercury General Corp. (b)	30	1,656
New York Community Bancorp Inc. (b)	86	1,439
Piper Jaffray Cos. (b) (c)	16	711
Susquehanna Bancshares Inc. (b)	41	798
Unitrin Inc.	31	783
Zenith National Insurance Corp.	17	622
		19,329
HEALTH CARE - 7.0%
Conmed Corp. (c)	33	1,052
Cross Country Healthcare Inc. (b) (c)	53	861
Par Pharmaceutical Cos. Inc. (c)	63	779
PharMerica Corp. (c)	54	1,221
		3,913
INDUSTRIALS - 10.1%
DRS Technologies Inc.	28	2,137
Insituform Technologies Inc. - Class A (c)	51	768
MPS Group Inc. (c)	138	1,388

Viad Corp. (b)	24	687
Watts Water Technologies Inc. (b)	25	692
		5,672
INFORMATION TECHNOLOGY - 19.4%
3Com Corp. (c)	333	777
Agilysis Inc. (b)	50	503
Avid Technology Inc. (b) (c)	27	646
Axcelis Technologies Inc. (c)	164	278
Black Box Corp.	21	719
Electro Scientific Industries Inc. (c)	38	536
Imation Corp. (b)	72	1,623
InfoSpace Inc. (b)	40	432
Ingram Micro Inc. - Class A (c)	84	1,342
International Rectifier Corp. (c)	45	850
Kemet Corp. (c)	224	305
Newport Corp. (c)	60	641
Rudolph Technologies Inc. (c)	67	564
Secure Computing Corp. (c)	77	424
Tech Data Corp. (c)	40	1,201
		10,841
MATERIALS - 7.8%
Chemtura Corp.	195	888
Cytec Industries Inc.	25	960
Louisiana-Pacific Corp. (b)	111	1,032
Sensient Technologies Corp.	53	1,499
		4,379
UTILITIES - 6.9%
CH Energy Group Inc. (b)	17	736
Great Plains Energy Inc.	51	1,138
IDACORP Inc. (b)	43	1,244
PNM Resources Inc. (b)	70	719
		3,837

Total Common Stocks (cost $60,812)		55,887

SHORT TERM INVESTMENTS - 26.7%
Mutual Funds - 0.7%
JNL Money Market Fund, 2.44% (a) (d)	372	372

Securities Lending Collateral - 26.0%
Mellon GSL DBT II Collateral Fund, 3.41% (a) (d)	14,830	14,556

Total Short Term Investments (cost $15,202)		14,928

Total Investments - 126.6% (cost $76,014)		70,815
Other Assets and Liabilities, Net - (26.6%)		(14,871)
Total Net Assets - 100%		$ 55,944

JNL/Mellon Capital Management NYSE® International 25 Fund

COMMON STOCKS - 100.3%
CONSUMER DISCRETIONARY - 17.6%
Daimler AG (b)	43	$ 2,153
Honda Motor Co. Ltd. - ADR	123	3,698
Matsushita Electric Industrial Co. Ltd. - ADR (c)	199	3,450
Toyota Motor Corp. - ADR (b)	38	3,285
		12,586
ENERGY - 8.9%
ENI SpA - ADR (b)	56	2,983
Repsol YPF SA - ADR	114	3,383
		6,366
FINANCIALS - 53.9%
Aegon NV - NYS	233	2,044
Allianz SE - ADR	191	2,624
Allied Irish Banks Plc - ADR	88	1,455
AXA SA - ADR (b)	102	3,340
Barclays Plc - ADR (b)	101	2,489
Canadian Imperial Bank of Commerce	57	3,355
Credit Suisse Group AG - ADR	68	3,265
Deutsche Bank AG	32	2,295
HSBC Holdings Plc - ADR (b)	46	3,711
ING Groep NV - ADR	105	2,237
KB Financial Group Inc. - ADR (b) (c)	56	2,537
Lloyds TSB Group Plc - ADR (b)	108	1,813
Mitsubishi UFJ Financial Group Inc. - ADR	425	3,710
Mizuho Financial Group Inc. - ADR (b)	425	3,702
		38,577
TELECOMMUNICATION SERVICES - 16.5%
Deutsche Telekom AG - ADR	188	2,859
France Telecom SA - ADR (b)	115	3,210
Nippon Telegraph & Telephone Corp. - ADR	165	3,714
Telecom Italia SpA - ADR (b)	132	1,975
		11,758
UTILITIES - 3.4%
Korea Electric Power Corp. - ADR	196	2,425

Total Common Stocks (cost $97,293)		71,712

SHORT TERM INVESTMENTS - 24.7%
Securities Lending Collateral - 24.7%
Mellon GSL DBT II Collateral Fund, 3.41% (a) (d)	18,023	17,689

Total Short Term Investments (cost $18,023)		17,689

Total Investments - 125.0% (cost $115,316)		89,401
Other Assets and Liabilities, Net - (25.0%)		(17,876)
Total Net Assets - 100%		$ 71,525

JNL/Mellon Capital Management Communications Sector Fund
COMMON STOCKS - 101.5%

CONSUMER DISCRETIONARY - 2.5%
RCN Corp. (c)	11	$ 135
Virgin Media Inc. (b)	86	678
		813
FINANCIALS - 5.4%
Leucadia National Corp. (b)	39	1,757

TELECOMMUNICATION SERVICES - 93.6%
AT&T Inc.	286	7,984
CenturyTel Inc.	30	1,105
Cincinnati Bell Inc. (b) (c)	71	220
Embarq Corp.	39	1,592
Frontier Communications Corp.	95	1,094
Leap Wireless International Inc. (c)	15	559
Level 3 Communications Inc. (b) (c)	454	1,226
MetroPCS Communications Inc. (b) (c)	54	750
NII Holdings Inc. - Class B (c)	41	1,553
Qwest Communications International Inc. (b)	422	1,362
Sprint Nextel Corp.	245	1,496
Telephone & Data Systems Inc.	16	555
Telephone & Data Systems Inc. - Special Shares	15	530
tw telecom inc. (b) (c)	43	442
US Cellular Corp. (c)	5	216
Verizon Communications Inc.	265	8,496
Windstream Corp.	131	1,435
		30,615

Total Common Stocks (cost $47,075)		33,185

SHORT TERM INVESTMENTS - 19.5%
Securities Lending Collateral - 19.5%
Mellon GSL DBT II Collateral Fund, 3.41% (a) (d)	6,510	6,389

Total Short Term Investments (cost $6,510)		6,389

Total Investments - 121.0% (cost $53,585)		39,574
Other Assets and Liabilities, Net - (21.0%)		(6,859)
Total Net Assets - 100%		$ 32,715

JNL/Mellon Capital Management Consumer Brands Sector Fund
COMMON STOCKS - 101.4%
CONSUMER DISCRETIONARY - 68.2%
99 Cents Only Stores (b) (c)	1	$ 10
Abercrombie & Fitch Co. - Class A	2	63
Advance Auto Parts Inc.	2	70
Aeropostale Inc. (c)	1	38
Amazon.com Inc. (c)	6	413
American Eagle Outfitters Inc.	3	50
American Greetings Corp.	1	12

AnnTaylor Stores Corp. (c)	1	23
Apollo Group Inc. - Class A (c)	2	145
Arbitron Inc.	-	22
Ascent Media Corp. (c)	-	6
AutoNation Inc. (b) (c)	2	23
AutoZone Inc. (c)	1	96
Bally Technologies Inc. (b) (c)	1	27
Barnes & Noble Inc. (b)	1	19
Bed Bath & Beyond Inc. (b) (c)	5	150
Belo Corp.	2	9
Best Buy Co. Inc.	6	230
Big Lots Inc. (b) (c)	2	42
Blockbuster Inc. - Class A (b) (c)	2	4
Bob Evans Farms Inc. (b)	1	14
Borders Group Inc. (b)	1	6
Boyd Gaming Corp. (b)	1	9
Brinker International Inc.	2	32
Brown Shoe Co. Inc.	1	12
Burger King Holdings Inc.	2	42
Cablevision Systems Corp. - Class A	4	107
Career Education Corp. (c)	2	26
Carmax Inc. (b) (c)	4	51
Carnival Corp.	8	273
Cato Corp. - Class A	-	8
CBRL Group Inc.	-	10
CBS Corp. - Class B	11	155
CEC Entertainment Inc. (c)	-	14
Charming Shoppes Inc. (b) (c)	2	9
Charter Communications Inc. - Class A (b) (c)	6	5
Cheesecake Factory Inc. (b) (c)	1	16
Chico's FAS Inc. (c)	3	17
Childrens Place Retail Stores Inc. (c)	-	15
Chipotle Mexican Grill Inc. - Class A (b) (c)	-	14
Chipotle Mexican Grill Inc. (c)	-	16
Choice Hotels International Inc.	1	18
Christopher & Banks Corp.	1	5
Circuit City Stores Inc. (b)	2	2
Collective Brands Inc. (c)	1	22
Comcast Corp. - Class A	34	671
Comcast Corp. - Special Class A	16	320
Corinthian Colleges Inc. (b) (c)	2	23
CTC Media Inc. (c)	1	13
Darden Restaurants Inc.	2	68
DeVry Inc.	1	56
Dick's Sporting Goods Inc. (c)	2	30
Dillard's Inc. - Class A (b)	1	12
DineEquity Inc. (b)	-	4
DirecTV Group Inc. (b) (c)	11	278
Discovery Communications Inc. (c)	-	3
Discovery Communications Inc. (c)	5	68

DISH Network Corp. (c)	4	80
Dollar Tree Inc. (c)	2	60
DreamWorks Animation SKG Inc. (c)	1	34
Dress Barn Inc. (c)	1	12
Expedia Inc. (c)	4	59
Family Dollar Stores Inc.	2	58
Foot Locker Inc.	3	47
Fred's Inc.	1	9
GameStop Corp. - Class A (c)	3	96
Gannett Co. Inc.	4	72
Gap Inc.	10	173
Gaylord Entertainment Co. (b) (c)	1	22
Genesco Inc. (b) (c)	-	13
Group 1 Automotive Inc. (b)	-	8
Guess? Inc.	1	39
Gymboree Corp. (c)	1	19
H&R Block Inc.	6	134
Harte-Hanks Inc.	1	7
Hillenbrand Inc.	1	23
Home Depot Inc.	31	808
HSN Inc. (c)	1	7
Idearc Inc. (b)	2	3
International Game Technology	6	95
International Speedway Corp. - Class A	1	21
Interpublic Group of Cos. Inc. (b) (c)	9	67
Interval Leisure Group Inc. (c)	1	7
ITT Educational Services Inc. (b) (c)	1	58
J Crew Group Inc. (b) (c)	1	27
J.C. Penney Co. Inc.	4	119
Jack in the Box Inc. (c)	1	23
John Wiley & Sons Inc.	1	37
Kohl's Corp. (c)	5	246
Lamar Advertising Co. (b) (c)	1	36
Las Vegas Sands Corp. (b) (c)	2	70
Liberty Global Inc. - Class A (c)	3	87
Liberty Global Inc. (c)	3	80
Liberty Media Corp. - Capital (c)	2	30
Liberty Media Corp. - Entertainment - Class A (c)	9	225
Liberty Media Corp. - Interactive (c)	10	133
Life Time Fitness Inc. (b) (c)	1	20
Limited Brands Inc.	5	92
Live Nation Inc. (b) (c)	1	22
Lowe's Cos. Inc.	27	637
Macy's Inc.	8	138
Marriott International Inc. - Class A	6	147
Matthews International Corp. - Class A	1	29
McClatchy Co. - Class A (b)	1	5
McDonald's Corp.	21	1,284
McGraw-Hill Cos. Inc.	6	185
Men's Wearhouse Inc.	1	17

Meredith Corp. (b)	1	18
MGM Mirage Inc. (b) (c)	2	50
NetFlix Inc. (b) (c)	1	27
New York Times Co. - Class A (b)	2	30
News Corp. Inc. - Class A	33	400
News Corp. Inc. - Class B	8	97
Nordstrom Inc. (b)	3	90
Office Depot Inc. (c)	5	28
OfficeMax Inc.	1	12
Omnicom Group Inc.	6	226
O'Reilly Automotive Inc. (c)	2	67
Orient-Express Hotels Ltd. (b)	1	19
Pacific Sunwear of California Inc. (c)	1	8
Panera Bread Co. - Class A (b) (c)	1	26
Papa John's International Inc. (c)	-	10
Penn National Gaming Inc. (c)	1	35
PEP Boys-Manny Moe & Jack	1	4
PetSmart Inc.	2	58
PF Chang's China Bistro Inc. (b) (c)	-	10
Pier 1 Imports Inc. (c)	1	6
Pinnacle Entertainment Inc. (b) (c)	1	8
Polo Ralph Lauren Corp. (b)	1	69
Pre-Paid Legal Services Inc. (c)	-	6
Priceline.com Inc. (b) (c)	1	44
RadioShack Corp.	2	42
Regal Entertainment Group - Class A (b)	1	23
Regis Corp.	1	21
Rent-A-Center Inc. (c)	1	27
Ross Stores Inc.	2	90
Royal Caribbean Cruises Ltd. (b)	3	52
Ruby Tuesday Inc. (b) (c)	1	5
Saks Inc. (b) (c)	2	21
Sally Beauty Holdings Inc. (b) (c)	1	12
Scholastic Corp.	1	14
Scientific Games Corp. - Class A (c)	1	29
Scripps Networks Interactive Inc.	2	58
Sears Holdings Corp. (b) (c)	1	124
Service Corp. International	5	41
Sinclair Broadcast Group Inc. - Class A (b)	1	5
Sirius XM Radio Inc. (b) (c)	54	31
Sonic Corp. (b) (c)	1	17
Sotheby's Holdings - Class A (b)	1	24
Staples Inc.	13	293
Starbucks Corp. (c)	13	200
Starwood Hotels & Resorts Worldwide Inc.	3	89
Stewart Enterprises Inc. - Class A	1	12
Strayer Education Inc.	-	52
Target Corp.	13	636
Ticketmaster (c)	1	7
Tiffany & Co. (b)	2	83

Time Warner Cable Inc. - Class A (c)	3	69
Time Warner Inc.	66	862
TJX Cos. Inc.	8	236
Tractor Supply Co. (b) (c)	1	26
Tween Brands Inc. (c)	-	4
Urban Outfitters Inc. (c)	2	70
Vail Resorts Inc. (b) (c)	1	20
Valassis Communications Inc. (c)	1	7
Viacom Inc. - Class A (c)	-	5
Viacom Inc. - Class B (c)	10	256
Walt Disney Co.	32	992
Washington Post Co.	-	60
Wendy's/Arby's Group Inc	8	40
Williams-Sonoma Inc.	2	26
WMS Industries Inc. (c)	1	26
Wyndham Worldwide Corp.	3	52
Wynn Resorts Ltd. (b)	1	91
Yum! Brands Inc.	9	281
Zale Corp. (b) (c)	1	20
		16,115
CONSUMER STAPLES - 24.6%
BJ's Wholesale Club Inc. (c)	1	44
Casey's General Stores Inc.	1	27
Costco Wholesale Corp.	8	523
CVS Caremark Corp.	26	886
Kroger Co.	11	308
Longs Drug Stores Corp.	1	43
Rite Aid Corp. (b) (c)	10	8
Ruddick Corp.	1	25
Safeway Inc.	8	193
SUPERVALU Inc.	4	85
SYSCO Corp.	11	341
United Natural Foods Inc. (b) (c)	1	18
Walgreen Co.	18	564
Wal-Mart Stores Inc.	45	2,683
Whole Foods Market Inc. (b)	3	52
		5,800
ENERGY - 0.2%
IHS Inc. (c)	1	41

HEALTH CARE - 3.5%
AmerisourceBergen Corp.	3	109
Cardinal Health Inc.	7	324
Chemed Corp.	-	16
McKesson Corp.	5	273
Omnicare Inc. (b)	2	56
VCA Antech Inc. (c)	2	46
		824
INDUSTRIALS - 2.5%
Alaska Air Group Inc. (b) (c)	1	13

AMR Corp. (b) (c)	5	45
Avis Budget Group Inc. (c)	2	11
Continental Airlines Inc. - Class B (c)	2	33
Copart Inc. (c)	1	44
Delta Air Lines Inc. (c)	6	41
Dun & Bradstreet Corp.	1	98
Hertz Global Holdings Inc. (c)	2	18
JetBlue Airways Corp. (b) (c)	3	17
Northwest Airlines Corp. (c)	4	38
SkyWest Inc.	1	17
Southwest Airlines Co.	14	196
UAL Corp. (b)	2	20
		591
INFORMATION TECHNOLOGY - 2.4%
Avid Technology Inc. (b) (c)	1	12
Dolby Laboratories Inc. - Class A (c)	1	34
eBay Inc. (c)	21	460
Factset Research Systems Inc. (b)	1	41
RealNetworks Inc. (c)	2	9
ValueClick Inc. (c)	2	19
		575

Total Common Stocks (cost $27,976)		23,946

SHORT TERM INVESTMENTS - 7.5%
Securities Lending Collateral - 7.5%
Mellon GSL DBT II Collateral Fund, 3.41% (a) (d)	1,817	1,784

Total Short Term Investments (cost $1,817)		1,784

Total Investments - 108.9% (cost $29,793)		25,730
Other Assets and Liabilities, Net - (8.9%)		(2,103)
Total Net Assets - 100%		$ 23,627

JNL/Mellon Capital Management Financial Sector Fund
COMMON STOCKS - 99.4%
FINANCIALS - 96.9%
ACE Ltd.	17	$ 915
Affiliated Managers Group Inc. (b) (c)	2	167
AFLAC Inc.	24	1,411
Alexandria Real Estate Equities Inc. (b)	2	187
Alleghany Corp. (c)	-	101
Allied World Assurance Co. Holdings Ltd.	2	85
Allstate Corp.	27	1,265
AMB Property Corp.	5	228
AMBAC Financial Group Inc. (b)	14	32
American Express Co.	52	1,833
American Financial Group Inc.	4	114
American International Group Inc.	116	386

American National Insurance Co.	1	68
AmeriCredit Corp. (b) (c)	6	62
Ameriprise Financial Inc.	11	427
Annaly Capital Management Inc.	27	365
Aon Corp.	13	594
Apartment Investment & Management Co. (b)	4	153
Arch Capital Group Ltd. (c)	2	181
Arthur J Gallagher & Co.	4	112
Aspen Insurance Holdings Ltd.	4	99
Associated Bancorp (b)	6	111
Assurant Inc.	5	277
Assured Guaranty Ltd.	3	43
Astoria Financial Corp.	4	77
AvalonBay Communities Inc. (b)	4	380
Axis Capital Holdings Ltd.	7	216
BancorpSouth Inc.	4	105
Bank of America Corp.	149	5,218
Bank of Hawaii Corp.	2	126
Bank of New York Mellon Corp. (a)	58	1,874
BB&T Corp. (b)	28	1,057
BioMed Realty Trust Inc.	3	80
BlackRock Inc. (b)	1	186
BOK Financial Corp.	1	57
Boston Properties Inc.	6	558
Brandywine Realty Trust	4	60
BRE Properties Inc. - Class A (b)	2	118
Brookfield Properties Corp. (b)	10	152
Brown & Brown Inc.	5	118
Camden Property Trust	2	109
Capital One Financial Corp. (b)	19	965
CapitalSource Inc. (b)	12	148
Cathay General Bancorp (b)	2	54
CB Richard Ellis Group Inc. - Class A (b) (c)	8	112
CBL & Associates Properties Inc.	3	64
Charles Schwab Corp.	48	1,241
Chubb Corp.	18	1,012
Cincinnati Financial Corp.	7	204
CIT Group Inc. (b)	13	93
Citigroup Inc.	260	5,337
Citizens Republic Bancorp Inc. (b)	3	8
City National Corp. (b)	2	97
CME Group Inc.	4	1,434
Colonial BancGroup Inc. (b)	10	77
Colonial Properties Trust (b)	1	28
Comerica Inc. (b)	7	243
Commerce Bancshares Inc.	3	144
Conseco Inc. (c)	9	33
Corporate Office Properties Trust SBI MD	2	95
Cousins Properties Inc. (b)	2	52
Cullen/Frost Bankers Inc.	3	165

DCT Industrial Trust Inc.	8	62
Delphi Financial Group Inc.	2	61
Developers Diversified Realty Corp.	6	177
DiamondRock Hospitality Co.	5	43
Digital Realty Trust Inc. (b)	3	151
Dime Community Bancshares Inc.	1	19
Discover Financial Services	21	288
Douglas Emmett Inc.	5	113
Duke Realty Corp. (b)	7	168
E*Trade Financial Corp. (b) (c)	23	63
East West Bancorp Inc. (b)	3	37
Eaton Vance Corp.	6	198
Endurance Specialty Holdings Ltd.	2	71
Entertainment Properties Trust	1	71
Equity Lifestyle Properties Inc.	1	61
Equity Residential	14	615
Erie Indemnity Co. - Class A (b)	1	55
Essex Property Trust Inc. (b)	1	140
Everest Re Group Ltd.	3	235
Federal Realty Investors Trust (b)	3	248
Federated Investors Inc. - Class B	5	136
FelCor Lodging Trust Inc.	3	20
Fidelity National Financial Inc. - Class A	11	158
Fifth Third Bancorp (b)	27	323
First American Corp.	4	115
First Bancorp Inc. / Puerto Rico (b)	5	51
First Horizon National Corp. (b)	9	88
First Industrial Realty Trust Inc. (b)	2	66
First Midwest Bancorp Inc. (b)	3	61
First Niagara Financial Group Inc.	5	73
FirstMerit Corp. (b)	4	76
FNB Corp. (b)	5	73
Forest City Enterprises Inc. - Class A	3	97
Forestar Real Estate Group Inc. (c)	1	16
Franklin Resources Inc.	8	709
Franklin Street Properties Corp. (b)	3	36
Frontier Financial Corp. (b)	2	21
Fulton Financial Corp. (b)	8	89
General Growth Properties Inc. (b)	12	182
Genworth Financial Inc. - Class A	21	178
GLG Partners Inc. (b)	10	54
Goldman Sachs Group Inc.	18	2,325
Guaranty Financial Group Inc. (b) (c)	1	3
Hancock Holding Co.	1	68
Hanover Insurance Group Inc.	2	104
Hartford Financial Services Group Inc.	16	645
HCC Insurance Holdings Inc.	5	145
HCP Inc.	13	514
Health Care Real Estate Investment Trust	5	282
Healthcare Realty Trust Inc. (b)	2	72

Highwoods Properties Inc. (b)	3	109
Hilb Rogal & Hobbs Co.	2	74
Home Properties Inc. (b)	1	84
Horace Mann Educators Corp.	2	31
Hospitality Properties Trust	5	94
Host Hotels & Resorts Inc.	25	329
HRPT Properties Trust (b)	11	74
Hudson City Bancorp Inc.	23	427
Huntington Bancshares Inc. (b)	17	133
IntercontinentalExchange Inc. (c)	3	273
International Bancshares Corp. (b)	3	74
Invesco Ltd.	20	409
Investment Technology Group Inc. (c)	2	68
IPC Holdings Ltd.	3	76
iStar Financial Inc. (b)	6	15
Janus Capital Group Inc. (b)	8	195
Jefferies Group Inc. (b)	5	111
Jones Lang LaSalle Inc. (b)	1	58
JPMorgan Chase & Co.	113	5,294
KeyCorp	23	279
Kilroy Realty Corp.	2	83
Kimco Realty Corp.	11	409
Knight Capital Group Inc. (c)	4	67
LaSalle Hotel Properties (b)	2	42
Lazard Ltd. - Class A	3	158
Legg Mason Inc. (b)	7	255
Lexington Realty Trust (b)	2	35
Liberty Property Trust	5	173
Lincoln National Corp.	13	555
Loews Corp.	18	699
M&T Bank Corp. (b)	4	358
Macerich Co.	4	230
Mack-Cali Realty Corp.	3	105
Maguire Properties Inc. (b)	1	5
Markel Corp. (c)	-	161
Marsh & McLennan Cos. Inc.	26	825
Marshall & Ilsley Corp. (b)	11	229
Max Capital Group Ltd.	2	56
MBIA Inc. (b)	11	133
Mercury General Corp. (b)	1	73
Merrill Lynch & Co. Inc.	65	1,639
MetLife Inc. (b)	21	1,161
MF Global Ltd. (b) (c)	4	17
MGIC Investment Corp. (b)	5	37
Mid-America Apartment Communities Inc.	1	55
Montpelier Re Holdings Ltd.	4	60
Moody's Corp. (b)	11	360
Morgan Stanley	51	1,173
MSCI Inc. (c)	4	92
Nasdaq Stock Market Inc. (c)	8	236

National City Corp. (b)	32	55
National Financial Partners Corp. (b)	2	24
National Retail Properties Inc. (b)	3	80
Nationwide Financial Services Inc.	2	108
Nationwide Health Properties Inc.	5	170
New York Community Bancorp Inc. (b)	17	292
NewAlliance Bancshares Inc. (b)	5	68
Newcastle Investment Corp. (b)	1	7
Northern Trust Corp.	11	790
NYSE Euronext	11	444
Old National Bancorp (b)	3	66
Old Republic International Corp.	12	150
optionsXpress Holdings Inc.	2	34
Pacific Capital Bancorp (b)	2	36
PacWest Bancorp (b)	2	44
Park National Corp. (b)	-	36
PartnerRe Ltd.	3	192
Pennsylvania Real Estate Investment Trust (b)	1	27
People's United Financial Inc.	9	165
Philadelphia Consolidated Holding Co. (c)	3	166
Phoenix Cos. Inc.	5	46
Piper Jaffray Cos. (c)	1	41
Platinum Underwriters Holdings Ltd.	2	78
Plum Creek Timber Co. Inc. (b)	9	433
PNC Financial Services Group Inc.	18	1,308
Popular Inc. (b)	12	101
Post Properties Inc.	2	61
Potlatch Corp. (b)	2	89
Principal Financial Group Inc.	12	524
ProAssurance Corp. (c)	1	80
Progressive Corp.	33	568
ProLogis	13	543
Prosperity Bancshares Inc. (b)	2	72
Protective Life Corp.	3	97
Provident Bankshares Corp. (b)	1	7
Provident Financial Services Inc.	3	44
Prudential Financial Inc. (b)	22	1,558
Public Storage Inc.	7	650
RAIT Investment Trust (b)	2	8
Raymond James Financial Inc. (b)	5	150
Rayonier Inc.	4	174
Realty Income Corp. (b)	5	117
Redwood Trust Inc. (b)	2	41
Regency Centers Corp.	3	218
Regions Financial Corp.	36	344
Reinsurance Group of America Inc. (b)	1	69
RenaissanceRe Holdings Ltd.	3	156
RLI Corp.	1	53
SEI Investments Co.	7	152
Selective Insurance Group	2	56

Senior Housing Properties Trust	5	117
Simon Property Group Inc.	11	1,099
SL Green Realty Corp. (b)	3	193
SLM Corp. (c)	24	292
South Financial Group Inc. (b)	2	17
Sovereign Bancorp Inc. (b)	29	113
St. Joe Co. (b) (c)	4	163
StanCorp Financial Group Inc.	2	121
State Street Corp.	22	1,244
Sterling Bancshares Inc.	3	34
Sterling Financial Corp. / WA (b)	2	34
Strategic Hotels & Resorts Inc. (b)	4	29
Sunstone Hotel Investors Inc.	2	25
SunTrust Banks Inc.	18	808
Susquehanna Bancshares Inc. (b)	5	89
SVB Financial Group (b) (c)	2	87
SWS Group Inc. (b)	1	29
Synovus Financial Corp. (b)	13	132
T. Rowe Price Group Inc.	13	696
Taubman Centers Inc.	2	119
TCF Financial Corp. (b)	6	106
TD Ameritrade Holding Corp. (c)	12	201
Torchmark Corp.	5	274
Transatlantic Holdings Inc.	1	69
Travelers Cos. Inc.	30	1,352
TrustCo Bank Corp. (b)	4	49
Trustmark Corp. (b)	3	56
U.S. Bancorp	87	3,135
UCBH Holdings Inc. (b)	5	30
UDR Inc.	7	177
UMB Financial Corp.	2	89
Umpqua Holdings Corp. (b)	3	38
United Bankshares Inc.	2	75
United Community Banks Inc. (b)	3	38
Unitrin Inc.	2	44
Unum Group (b)	17	438
Valley National Bancorp (b)	6	117
Ventas Inc.	7	367
Vornado Realty Trust	7	654
Wachovia Corp. (b)	109	382
Waddell & Reed Financial Inc. - Class A	4	99
Washington Federal Inc. (b)	4	80
Washington Real Estate Investment Trust (b)	2	88
Webster Financial Corp. (b)	3	67
Weingarten Realty Investors (b)	3	123
Wells Fargo & Co.	136	5,109
WestAmerica Bancorp	2	93
White Mountains Insurance Group Ltd.	-	171
Whitney Holding Corp. (b)	3	71
Willis Group Holdings Ltd.	7	226
Wilmington Trust Corp. (b)	3	83
Wintrust Financial Corp.	1	41
WR Berkley Corp.	7	163
XL Capital Ltd. - Class A	16	283
Zenith National Insurance Corp.	2	59
Zions Bancorp (b)	5	188
		89,525
INDUSTRIALS - 0.2%
Equifax Inc.	6	216

INFORMATION TECHNOLOGY - 2.3%
MasterCard Inc. (b)	4	727
Visa Inc. - Class A	23	1,387
		2,114

Total Common Stocks (cost $113,459)		91,855

SHORT TERM INVESTMENTS - 16.0%
Mutual Funds - 1.0%
JNL Money Market Fund, 2.44% (a) (d)	888	888

Securities Lending Collateral - 15.0%
Mellon GSL DBT II Collateral Fund, 3.41% (a) (d)	14,100	13,839

Total Short Term Investments (cost $14,988)		14,727

Total Investments - 115.4% (cost $128,447)		106,582
Other Assets and Liabilities, Net - (15.4%)		(14,234)
Total Net Assets - 100%		$ 92,348

JNL/Mellon Capital Management Healthcare Sector Fund
COMMON STOCKS - 100.4%
HEALTH CARE - 100.4%
Abbott Laboratories	157	$ 9,016
Abraxis Bioscience Inc. (c)	1	45
Advanced Medical Optics Inc. (b) (c)	6	108
Aetna Inc.	48	1,734
Affymetrix Inc. (c)	8	60
Alcon Inc.	8	1,266
Alexion Pharmaceuticals Inc. (c)	8	302
Alkermes Inc. (c)	9	118
Allergan Inc.	31	1,613
Alpharma Inc. - Class A (b) (c)	4	158
Amedisys Inc. (b) (c)	3	130
American Medical Systems Holdings Inc. (b) (c)	7	124
AMERIGROUP Corp. (c)	5	138
Amgen Inc. (c)	108	6,380
Amylin Pharmaceuticals Inc. (b) (c)	14	279
Applied Biosystems Inc.	17	597
Apria Healthcare Group Inc. (c)	5	83
ArthroCare Corp. (b) (c)	3	81
Auxilium Pharmaceuticals Inc. (c)	4	126
Barr Pharmaceuticals Inc. (c)	11	718
Baxter International Inc.	65	4,256
Beckman Coulter Inc.	6	452
Becton Dickinson & Co.	23	1,882
Biogen Idec Inc. (c)	30	1,515
BioMarin Pharmaceutical Inc. (b) (c)	10	272
Bio-Rad Laboratories Inc. - Class A (c)	2	197
Boston Scientific Corp. (c)	151	1,854
Bristol-Myers Squibb Co.	201	4,197
Brookdale Senior Living Inc. (b)	4	95
Celera Corp. (c)	8	120
Celgene Corp. (c)	46	2,931
Centene Corp. (c)	4	88
Cephalon Inc. (c)	7	532
Cepheid Inc. (c)	6	80
Charles River Laboratories International Inc. (c)	7	384
Cigna Corp.	28	944
Community Health Systems Inc. (c)	10	289
Cooper Cos. Inc. (b)	4	155
Covance Inc. (c)	7	584
Coventry Health Care Inc. (c)	15	493
Covidien Ltd.	50	2,706
CR Bard Inc.	10	964
Cubist Pharmaceuticals Inc. (b) (c)	6	130
CV Therapeutics Inc. (b) (c)	6	69
Datascope Corp.	1	74
DaVita Inc. (c)	11	600
DENTSPLY International Inc.	14	534
Edwards Lifesciences Corp. (c)	6	320
Eli Lilly & Co.	98	4,334

Endo Pharmaceuticals Holdings Inc. (c)	11	217
Enzo Biochem Inc. (c)	4	40
Enzon Pharmaceuticals Inc. (b) (c)	3	25
Express Scripts Inc. (c)	21	1,562
Forest Laboratories Inc. (c)	31	878
Fresenius Kabi Pharmaceuticals Holding Inc (c)	2	1
Genentech Inc. (c)	47	4,205
Gen-Probe Inc. (c)	6	294
Genzyme Corp. (c)	27	2,200
Gilead Sciences Inc. (c)	94	4,266
Haemonetics Corp. (c)	2	154
Health Management Associates Inc. (c)	26	106
Health Net Inc. (c)	11	268
HealthSouth Corp. (b) (c)	9	158
Healthways Inc. (c)	3	56
Henry Schein Inc. (c)	9	492
Hill-Rom Holdings Inc. (b)	6	187
Hologic Inc. (c)	26	501
Hospira Inc. (c)	16	629
Human Genome Sciences Inc. (c)	13	84
Humana Inc. (c)	17	719
Idexx Laboratories Inc. (c)	6	341
Illumina Inc. (c)	12	474
ImClone Systems Inc. (c)	6	397
Immucor Inc. (c)	7	224
Incyte Corp. (c)	10	74
InterMune Inc. (b) (c)	3	57
Intuitive Surgical Inc. (c)	4	945
Invacare Corp.	3	77
Inverness Medical Innovations Inc. (b) (c)	8	234
Invitrogen Corp. (c)	9	355
Isis Pharmaceuticals Inc. (b) (c)	9	151
Johnson & Johnson	285	19,710
Kinetic Concepts Inc. (b) (c)	6	159
King Pharmaceuticals Inc. (c)	25	235
Laboratory Corp. of America Holdings (b) (c)	11	781
LifePoint Hospitals Inc. (c)	5	174
Lincare Holdings Inc. (c)	7	219
Magellan Health Services Inc. (c)	4	151
Masimo Corp. (c)	5	175
Medarex Inc. (c)	12	77
Medco Health Solutions Inc. (c)	52	2,323
Medicines Co. (c)	5	116
Medics Pharmaceutical Corp.	6	83
Medtronic Inc.	114	5,724
Mentor Corp. (b)	3	80
Merck & Co. Inc.	218	6,893
Millipore Corp. (c)	6	385
Mylan Inc. (b) (c)	32	361
Myriad Genetics Inc. (b) (c)	5	305

Nektar Therapeutics (c)	7	27
NuVasive Inc. (b) (c)	4	182
Odyssey HealthCare Inc. (b) (c)	4	42
Onyx Pharmaceuticals Inc. (c)	6	200
OSI Pharmaceuticals Inc. (c)	6	278
Owens & Minor Inc. (b)	4	198
Par Pharmaceutical Cos. Inc. (b) (c)	4	49
Parexel International Corp. (c)	5	154
Patterson Cos. Inc. (c)	12	362
PDL BioPharma Inc.	12	116
Pediatrix Medical Group Inc. (c)	5	252
Perrigo Co.	8	309
Pfizer Inc.	686	12,653
Pharmaceutical Product Development Inc.	11	445
PharMerica Corp. (c)	3	64
PSS World Medical Inc. (c)	6	118
Psychiatric Solutions Inc. (b) (c)	5	198
Quest Diagnostics Inc.	15	790
Regeneron Pharmaceuticals Inc. (c)	6	132
Resmed Inc. (b) (c)	8	348
Savient Pharmaceuticals Inc. (b) (c)	5	75
Schering-Plough Corp.	165	3,046
Sepracor Inc. (b) (c)	11	199
St. Jude Medical Inc. (c)	35	1,521
STERIS Corp.	6	232
Stryker Corp.	32	1,992
Sunrise Senior Living Inc. (b) (c)	4	60
Techne Corp. (c)	4	275
Tenet Healthcare Corp. (c)	47	260
Theravance Inc. (b) (c)	5	64
Thermo Fisher Scientific Inc. (b) (c)	43	2,354
United Therapeutics Corp. (c)	2	235
UnitedHealth Group Inc.	125	3,176
Universal Health Services Inc.	5	272
Valeant Pharmaceutical International (b) (c)	8	160
Varian Inc. (c)	3	125
Varian Medical Systems Inc. (c)	13	732
Vertex Pharmaceuticals Inc. (c)	14	481
Warner Chilcott Ltd. (c)	8	123
Waters Corp. (c)	10	602
Watson Pharmaceuticals Inc. (c)	11	304
WellCare Health Plans Inc. (c)	4	144
WellPoint Inc. (c)	52	2,438
West Pharmaceutical Services Inc.	3	153
Wyeth	136	5,013
Zimmer Holdings Inc. (c)	23	1,485

Total Common Stocks (cost $168,828)		154,887

SHORT TERM INVESTMENTS - 2.4%

Securities Lending Collateral - 2.4%
Mellon GSL DBT II Collateral Fund, 3.41% (a) (d)	3,749	3,680

Total Short Term Investments (cost $3,749)		3,680

Total Investments - 102.8% (cost $172,577)		158,567
Other Assets and Liabilities, Net - (2.8%)		(4,357)
Total Net Assets - 100%		$ 154,210

JNL/Mellon Capital Management Oil & Gas Sector Fund
COMMON STOCKS - 101.4%
ENERGY - 101.0%
Anadarko Petroleum Corp.	153	$ 7,405
Apache Corp.	109	11,382
Arena Resources Inc. (c)	11	437
Atlas America Inc.	11	390
Atwood Oceanics Inc. (c)	18	658
Baker Hughes Inc.	100	6,082
Berry Petroleum Co. - Class A	12	483
Bill Barrett Corp. (c)	10	314
BJ Services Co.	96	1,841
Bristow Group Inc. (b) (c)	8	276
Cabot Oil & Gas Corp. - Class A	32	1,142
Cameron International Corp. (c)	71	2,755
Carrizo Oil & Gas Inc. (c)	8	297
Chesapeake Energy Corp. (b)	167	5,983
Chevron Corp.	628	51,820
Cimarex Energy Co.	27	1,315
Complete Production Services Inc. (c)	11	225
Comstock Resources Inc. (c)	15	735
Concho Resources Inc. (c)	14	382
ConocoPhillips	426	31,212
Continental Resources Inc. (c)	10	374
Core Laboratories NV (b)	7	745
Crosstex Energy Inc. (b)	16	390
Delta Petroleum Corp. (b) (c)	23	319
Denbury Resources Inc. (c)	79	1,510
Devon Energy Corp.	137	12,478
Diamond Offshore Drilling Inc. (b)	22	2,216
Dresser-Rand Group Inc. (c)	27	861
Dril-Quip Inc. (c)	10	435
El Paso Corp. (b)	232	2,960
Encore Acquisition Co. (c)	16	663
ENSCO International Inc.	48	2,744
EOG Resources Inc.	81	7,204
EXCO Resources Inc. (b) (c)	58	945
Exterran Holdings Inc. (b) (c)	21	683
Exxon Mobil Corp.	1,458	113,256
FMC Technologies Inc. (c)	42	1,967
Forest Oil Corp. (c)	26	1,298

Frontier Oil Corp.	33	610
Global Industries Ltd. (b) (c)	30	212
Goodrich Petroleum Corp. (c)	5	239
Grey Wolf Inc. (b) (c)	56	438
Halliburton Co.	289	9,349
Helix Energy Solutions Group Inc. (b) (c)	27	655
Helmerich & Payne Inc.	31	1,338
Hercules Offshore Inc. (c)	30	458
Hess Corp.	95	7,770
Holly Corp.	13	377
ION Geophysical Corp. (c)	27	378
Key Energy Services Inc. (c)	42	490
Marathon Oil Corp.	232	9,238
Mariner Energy Inc. (c)	27	558
Murphy Oil Corp.	62	4,006
Nabors Industries Ltd. (c)	92	2,304
National Oilwell Varco Inc. (c)	134	6,739
Newfield Exploration Co. (c)	43	1,387
Newpark Resources Inc. (c)	28	201
Noble Corp.	88	3,879
Noble Energy Inc.	56	3,120
Occidental Petroleum Corp.	264	18,622
Oceaneering International Inc. (c)	18	985
Oil States International Inc. (c)	17	592
Parker Drilling Co. (b) (c)	34	270
Patterson-UTI Energy Inc.	51	1,011
Penn Virginia Corp. (b)	14	733
PetroHawk Energy Corp. (c)	79	1,708
Pioneer Natural Resources Co.	39	2,053
Plains Exploration & Production Co. (c)	35	1,243
Pride International Inc. (c)	54	1,594
Quicksilver Resources Inc. (c)	37	726
Range Resources Corp.	51	2,185
Rowan Cos. Inc.	37	1,145
SandRidge Energy Inc. (c)	21	409
Schlumberger Ltd.	365	28,485
SEACOR Holdings Inc. (b) (c)	7	550
Smith International Inc.	69	4,071
Southwestern Energy Co. (c)	112	3,434
St. Mary Land & Exploration Co. (b)	21	757
Stone Energy Corp. (b) (c)	10	416
Sunoco Inc.	39	1,385
Superior Energy Services Inc. (c)	26	816
Swift Energy Co. (c)	10	369
Tesoro Corp. (b)	46	764
Tetra Technologies Inc. (c)	27	367
Tidewater Inc. (b)	17	934
Transocean Inc. - New Shares (b) (c)	104	11,371
Ultra Petroleum Corp. (c)	50	2,763
Unit Corp. (c)	15	754

Valero Energy Corp.	174	5,274
W&T Offshore Inc.	6	170
Weatherford International Ltd. (c)	221	5,567
Whiting Petroleum Corp. (c)	14	982
XTO Energy Inc.	179	8,329
		440,762
INDUSTRIALS - 0.2%
Evergreen Solar Inc. (b) (c)	29	158
SunPower Corp. (b) (c)	13	917
		1,075
UTILITIES - 0.2%
OGE Energy Corp.	31	945

Total Common Stocks (cost $463,764)		442,782

SHORT TERM INVESTMENTS - 2.9%
Mutual Funds - 0.1%
JNL Money Market Fund, 2.44% (a) (d)	415	415

Securities Lending Collateral - 2.8%
Mellon GSL DBT II Collateral Fund, 3.41% (a) (d)	12,233	12,007

Total Short Term Investments (cost $12,648)		12,422

Total Investments - 104.3% (cost $476,412)		455,204
Other Assets and Liabilities, Net - (4.3%)		(18,677)
Total Net Assets - 100%		$ 436,527

JNL/Mellon Capital Management Technology Sector Fund
COMMON STOCKS - 100.7%
HEALTH CARE - 0.2%
Cerner Corp. (b) (c)	3	$ 141

INDUSTRIALS - 1.2%
Dycom Industries Inc. (c)	2	23
First Solar Inc. (c)	2	391
IKON Office Solutions Inc.	3	56
Pitney Bowes Inc.	10	320
Sunpower Corp (c)	2	127
		917
INFORMATION TECHNOLOGY - 97.8%
3Com Corp. (c)	18	41
ACI Worldwide Inc. (b) (c)	2	29
Actel Corp. (c)	1	18
Adaptec Inc. (c)	7	22
ADC Telecommunications Inc. (c)	6	51
Adobe Systems Inc. (c)	24	962
ADTRAN Inc. (b)	3	61
Advanced Micro Devices Inc. (b) (c)	28	145

Advent Software Inc. (b) (c)	1	31
Akamai Technologies Inc. (b) (c)	8	144
Altera Corp.	14	287
Amdocs Ltd. (c)	9	239
Amkor Technology Inc. (c)	6	36
Analog Devices Inc.	13	354
Ansys Inc. (c)	4	149
Apple Inc. (c)	39	4,485
Applied Materials Inc.	62	940
Applied Micro Circuits Corp. (c)	3	20
Ariba Inc. (c)	4	56
Arris Group Inc. (b) (c)	6	48
Atheros Communications Inc. (b) (c)	3	68
Atmel Corp. (c)	22	75
Autodesk Inc. (c)	10	347
Avocent Corp. (c)	2	48
Axcelis Technologies Inc. (b) (c)	5	9
BMC Software Inc. (c)	9	251
Brightpoint Inc. (c)	3	19
Broadcom Corp. - Class A (c)	20	368
Brocade Communications Systems Inc. (c)	19	109
Brooks Automation Inc. (c)	3	26
CA Inc.	19	380
Cabot Microelectronics Corp. (c)	1	34
CACI International Inc. - Class A (c)	2	78
Cadence Design Systems Inc. (c)	12	84
Check Point Software Technologies Ltd. (c)	8	177
Ciena Corp. (b) (c)	4	43
Cirrus Logic Inc. (c)	4	22
Cisco Systems Inc. (c)	269	6,061
Citrix Systems Inc. (c)	8	213
Cognizant Technology Solutions Corp. (c)	13	304
Cohu Inc. (b)	1	18
Computer Sciences Corp. (c)	7	272
Compuware Corp. (c)	12	111
Corning Inc.	70	1,101
Cree Inc. (b) (c)	4	91
CSG Systems International Inc. (c)	2	32
Cymer Inc. (c)	2	44
Cypress Semiconductor Corp. (b) (c)	7	35
Dell Inc. (c)	80	1,321
Diebold Inc.	3	108
Digital River Inc. (b) (c)	2	59
DSP Group Inc. (c)	2	13
DST Systems Inc. (b) (c)	2	109
Earthlink Inc. (c)	5	45
EchoStar Corp. - Class A (c)	2	54
Electronics for Imaging Inc. (c)	3	37
EMC Corp. (c)	93	1,113
Emulex Corp. (c)	4	48

Entegris Inc. (c)	6	31
Equinix Inc. (b) (c)	2	108
Exar Corp. (b) (c)	2	18
Extreme Networks (c)	6	21
F5 Networks Inc. (c)	4	95
Fair Isaac Corp. (b)	3	61
Fairchild Semiconductor International Inc. (c)	6	54
Finisar Corp.	14	14
FormFactor Inc. (b) (c)	3	48
Forrester Research Inc. (c)	1	24
Foundry Networks Inc. (c)	6	116
Gartner Inc. - Class A (b) (c)	3	71
Google Inc. - Class A (c)	9	3,461
Harmonic Inc. (c)	4	37
Harris Corp.	6	288
Hewlett-Packard Co.	93	4,303
Hutchinson Technology Inc. (c)	1	16
IAC/InterActiveCorp. (c)	3	48
Imation Corp.	2	35
Informatica Corp. (c)	4	56
InfoSpace Inc. (b)	2	19
Ingram Micro Inc. - Class A (c)	7	116
Insight Enterprises Inc. (c)	2	30
Integrated Device Technology Inc. (c)	8	63
Intel Corp.	253	4,745
InterDigital Inc. (b) (c)	2	51
Intermec Inc. (b) (c)	3	51
International Business Machines Corp.	61	7,142
International Rectifier Corp. (c)	4	71
Intersil Corp.	6	102
Interwoven Inc. (c)	2	33
Intuit Inc. (c)	13	418
j2 Global Communications Inc. (b) (c)	2	50
JDA Software Group Inc. (c)	1	23
JDS Uniphase Corp. (b) (c)	11	96
Juniper Networks Inc. (c)	25	516
KLA-Tencor Corp.	8	249
Kulicke & Soffa Industries Inc. (b) (c)	3	15
Lam Research Corp. (c)	6	175
Lattice Semiconductor Corp. (c)	7	14
Lexmark International Inc. (c)	4	144
Linear Technology Corp. (b)	10	292
LSI Logic Corp. (b) (c)	32	170
Macrovision Solutions Corp. (c)	4	68
Marvell Technology Group Ltd. (c)	22	201
McAfee Inc. (c)	7	237
MEMC Electronic Materials Inc. (c)	11	300
Mentor Graphics Corp. (c)	5	57
Micrel Inc. (b)	3	26
Microchip Technology Inc. (b)	8	247

Micron Technology Inc. (b) (c)	37	152
Micros Systems Inc. (c)	4	108
Microsemi Corp. (c)	3	89
Microsoft Corp.	366	9,769
Motorola Inc.	96	687
National Semiconductor Corp.	10	179
NCR Corp. (c)	7	163
NetApp Inc. (c)	15	267
Novell Inc. (c)	17	86
Novellus Systems Inc. (b) (c)	5	96
Nuance Communications Inc. (b) (c)	9	105
Nvidia Corp. (c)	25	271
Omniture Inc. (c)	2	28
Omnivision Technologies Inc. (b) (c)	2	28
ON Semiconductor Corp. (b) (c)	20	133
Oracle Corp. (c)	177	3,593
Palm Inc. (b)	5	29
Parametric Technology Corp. (c)	6	105
Perot Systems Corp. (c)	5	82
Plantronics Inc.	2	50
PMC - Sierra Inc. (b) (c)	11	79
Polycom Inc. (c)	4	100
Progress Software Corp. (c)	2	59
QLogic Corp. (c)	7	104
QUALCOMM Inc.	74	3,177
Quantum Corp. (c)	11	11
Quest Software Inc. (c)	4	51
Rambus Inc. (c)	5	66
Red Hat Inc. (c)	8	128
RF Micro Devices Inc. (b) (c)	13	37
S1 Corp. (b) (c)	3	17
SAIC Inc. (c)	8	166
Salesforce.com Inc. (b) (c)	5	222
SanDisk Corp. (b) (c)	10	199
SAVVIS Inc. (b) (c)	2	30
Seagate Technology Inc.	22	268
Semtech Corp. (c)	3	41
Silicon Image Inc. (b) (c)	4	24
Silicon Laboratories Inc. (c)	2	70
Skyworks Solutions Inc. (c)	9	71
Solera Holdings Inc. (c)	1	29
SonicWALL Inc. (c)	3	17
Sonus Networks Inc. (c)	15	44
SRA International Inc. - Class A (c)	2	54
Sun Microsystems Inc. (c)	34	256
Sybase Inc. (c)	4	119
Sycamore Networks Inc. (c)	9	29
Symantec Corp. (c)	39	755
Synopsys Inc. (c)	7	140
Tech Data Corp. (c)	3	75

Tekelec (b) (c)	3	39
Tellabs Inc. (c)	19	79
Teradata Corp. (c)	8	157
Teradyne Inc. (c)	8	64
Tessera Technologies Inc. (c)	3	45
Texas Instruments Inc.	59	1,269
TIBCO Software Inc. (c)	10	73
Trident Microsystems Inc. (c)	3	8
TriQuint Semiconductor Inc. (c)	6	31
Unisys Corp. (c)	18	50
United Online Inc. (b)	4	39
Varian Semiconductor Equipment Associates Inc. (c)	4	92
VeriFone Holdings Inc. (b) (c)	4	61
VeriSign Inc. (b) (c)	9	231
VMware Inc. - Class A (c)	2	53
Websense Inc. (c)	2	45
Western Digital Corp. (c)	10	214
Wind River Systems Inc. (c)	4	40
Xerox Corp.	40	461
Xilinx Inc. (b)	12	290
Yahoo! Inc. (c)	58	1,005
Zoran Corp. (c)	2	20
		72,895
TELECOMMUNICATION SERVICES - 1.5%
American Tower Corp. (c)	18	640
Crown Castle International Corp. (c)	11	322
SBA Communications Corp. (c)	5	131
		1,093

Total Common Stocks (cost $93,208)		75,046

SHORT TERM INVESTMENTS - 3.6%
Securities Lending Collateral - 3.6%
Mellon GSL DBT II Collateral Fund, 3.41% (a) (d)	2,735	2,685

Total Short Term Investments (cost $2,735)		2,685

Total Investments - 104.3% (cost $95,943)		77,731
Other Assets and Liabilities, Net - (4.3%)		(3,221)
Total Net Assets - 100%		$ 74,510

JNL Variable Fund LLC (unaudited)
Notes to the Schedules of Investments
September 30, 2008

(a) Investment in affiliate.

(b) All or portion of the security has been loaned.

(c) Non-income producing security.

(d) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of September 30, 2008.

Abbreviations:
"-" Amount rounds to less than one thousand
ADR - American Depository Receipt
NYS - New York Registered Shares

Security Valuation – The net asset value (“NAV”) shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading. Stocks and investment funds traded on an exchange are generally valued on the basis of prices furnished by independent pricing services approved by the Board of Managers (the "Board") and may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale. Stocks not listed on a national or foreign stock exchange are generally valued on the basis of prices furnished by approved pricing services and may be valued at the closing bid price on the over-the-counter market. Investments in mutual funds and the securities lending collateral fund are valued at the net asset value per share determined as of the close of the NYSE on the valuation date. Other short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value.

Market quotations may not be readily available for certain investments. If market quotations are not readily available or if it is determined that a quotation for an investment does not represent market value, then the investment is valued at a fair value as determined in good faith using procedures adopted by the Board. Situations that may require a security to be fair valued include instances where a security is thinly traded, halted or restricted as to resale. In addition, securities may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in value of U.S. securities markets. Under the procedures adopted by the Board, Jackson National Asset Management, LLC ("JNAM" or "Adviser") may rely on independent pricing services or other sources to assist in determining the fair value of a security. Factors considered to determine fair value include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the Funds’ NAVs are determined.

The value of an investment for purposes of calculating a Fund’s net asset value can differ depending on the source and method used to determine the value. If a security is valued at a fair value, the value may be different from the last quoted market price for the security. Although there can be no assurance, in general, the fair value of a security is the amount the owner of such security might reasonably expect to receive upon its current sale.

Investments in affiliates - During the period ended September 30, 2008, certain Funds invested in money market funds for temporary purposes, which are managed by JNAM. Certain Funds participating in securities lending receive cash collateral, which is invested by the custodian in the Mellon GSL DBT II Collateral Fund, which may be considered affiliated with the Funds.

The JNL/Mellon Capital Management Financial Sector Fund invested in Bank of New York Mellon Corp., the parent company of its subadviser. Transactions (in thousands) for the period ended September 30, 2008, are shown below:

	Value					Value
	Beginning			Dividend		End
	of Period		Sales	Income	Realized	of Period
Affiliate	12/31/2007	Purchases	Proceeds	Received	Gain (Loss)	9/30/2008
Bank of New York Mellon Corp.	$1,209	$1,588	$240	$25	$34	$1,874

Securities Loaned - The Funds have entered into a securities lending arrangement with the custodian. Under the terms of the agreement, the Funds receive a fee equal to the percentage of the net income generated by the collateral held during each lending transaction. The custodian is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral at least equal in value to the value of the securities loaned. Cash collateral is invested by the custodian in the Mellon GSL DBT II Collateral Fund, a pooled investment fund approved by JNAM. In the event of bankruptcy or other default of the borrower, the Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights. In addition, there could be a decline in the value of the collateral or in the fair value of the securities loaned while the Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period. The Funds bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

Statement on Financial Accounting Standards ("SFAS") No. 157, “Fair Value Measurements” - In September 2006, the Financial Accounting Standards Board issued SFAS No. 157 "Fair Value measurements". This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. The changes to current generally accepted accounting principles from the application of this statement relate to the definition of fair value, the methods used to measure fair value, and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds' investments under SFAS No. 157 guidance. The inputs are summarized into three broad categories. Level 1 includes valuations based on quoted prices of identical securities in active markets. Level 2 includes valuations for which all significant inputs are observable. Direct observable inputs include closing prices of similar securities in active markets or closing prices for identical or similar securities in non-active markets. Level 3 includes valuations based on inputs that are unobservable and significant to the fair value measurement including the Funds’ own assumptions in determining the fair value of the investment. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the Fund's assets (in thousands) as of September 30, 2008 by level.

	Investments in Securities
	Level 1	Level 2	Level 3	Total
JNL/Mellon Capital Management DowSM 10 Fund	$ 525,273	$ -	$ -	$ 525,273
JNL/Mellon Capital Management S&P® 10 Fund	498,437	-	-	498,437
JNL/Mellon Capital Management Global 15 Fund	320,904	492,993	-	813,897
JNL/Mellon Capital Management Nasdaq® 25 Fund	90,924	-	-	90,924
JNL/Mellon Capital Management Value Line® 30 Fund	790,101	-	-	790,101
JNL/Mellon Capital Management DowSM Dividend Fund	375,750	-	-	375,750
JNL/Mellon Capital Management S&P® 24 Fund	37,618	-	-	37,618
JNL/Mellon Capital Management 25 Fund	588,754	-	-	588,754
JNL/Mellon Capital Management Select Small-Cap Fund	544,983	-	-	544,983
JNL/Mellon Capital Management JNL 5 Fund	4,335,440	539,068	-	4,874,508
JNL/Mellon Capital Management VIP Fund	339,049	42,632	-	381,681
JNL/Mellon Capital Management JNL Optimized 5 Fund	340,022	121,136	-	461,158
JNL/Mellon Capital Management S&P® SMid 60 Fund	70,815	-	-	70,815
JNL/Mellon Capital Management NYSE® International 25 Fund	89,401	-	-	89,401
JNL/Mellon Capital Management Communications Sector Fund	39,574	-	-	39,574
JNL/Mellon Capital Management Consumer Brands Sector Fund	25,730	-	-	25,730
JNL/Mellon Capital Management Financial Sector Fund	106,582	-	-	106,582
JNL/Mellon Capital Management Healthcare Sector Fund	158,567	-	-	158,567
JNL/Mellon Capital Management Oil & Gas Sector Fund	455,204	-	-	455,204
JNL/Mellon Capital Management Technology Sector Fund	77,731	-	-	77,731

Federal Income Tax Matters - As of September 30, 2008, the cost of investments and net unrealized appreciation/(depreciation) (in thousands) for income tax purposes are as follows:

	Tax	Gross	Gross	Net Unrealized
	Cost of	Unrealized	Unrealized	Appreciation/
	Investments	Appreciation	Depreciation	(Depreciation)
JNL/Mellon Capital Management Nasdaq® 25 Fund	$ 111,169	$ 705	$ (20,950)	$ (20,245)
JNL/Mellon Capital Management Value Line® 30 Fund	1,134,224	42,156	(386,279)	(344,123)
JNL/Mellon Capital Management Dow(SM) Dividend Fund	561,352	2,911	(188,513)	(185,602)
JNL/Mellon Capital Management S&P® 24 Fund	42,496	648	(5,526)	(4,878)
JNL/Mellon Capital Management 25 Fund	660,240	5,944	(77,430)	(71,486)
JNL/Mellon Capital Management Select Small-Cap Fund	612,747	20,447	(88,211)	(67,764)
JNL/Mellon Capital Management JNL 5 Fund	6,347,501	86,184	(1,559,177)	(1,472,993)
JNL/Mellon Capital Management VIP Fund	494,142	9,281	(121,742)	(112,461)
JNL/Mellon Capital Management JNL Optimized 5 Fund	607,735	6,494	(153,071)	(146,577)
JNL/Mellon Capital Management S&P® SMid 60 Fund	79,902	3,405	(12,492)	(9,087)
JNL/Mellon Capital Management NYSE® International 25 Fund	116,653	-	(27,252)	(27,252)
JNL/Mellon Capital Management Communications Sector Fund	54,036	36	(14,498)	(14,462)
JNL/Mellon Capital Management Consumer Brands Sector Fund	30,996	89	(5,355)	(5,266)
JNL/Mellon Capital Management Financial Sector Fund	129,610	4,946	(27,974)	(23,028)
JNL/Mellon Capital Management Healthcare Sector Fund	176,901	6,481	(24,815)	(18,334)
JNL/Mellon Capital Management Oil & Gas Sector Fund	477,142	31,856	(53,794)	(21,938)
JNL/Mellon Capital Management Technology Sector Fund	99,031	-	(21,300)	(21,300)

For additional information on the Funds' policies regarding valuation of investments and other significant accounting matters, please refer to the
Funds' most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)

The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant's filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant's management, including the registrant's principal executive officer and the registrant's principal financial officer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on such evaluation, the registrant's principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures are effective.

(b)

There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant’s internal controls over financial reporting. There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Variable Fund LLC

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	November 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	November 26, 2008

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	November 26, 2008

Exhibit List

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.